As filed with the Securities and Exchange Commission on June 27, 2003

                                                  File No.

                     U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]

     Pre-Effective Amendment No.                              [ ]

     Post-Effective Amendment No.                             [ ]


                              TEMPLETON FUNDS, INC.
                -------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (954) 527-7500
                  ---------------------------------------------
                  (Registrant's Area Code and Telephone Number)

                500 EAST BROWARD BLVD., FORT LAUDERDALE, FL 33394
 ------------------------------------------------------------------------------
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                           MURRAY L. SIMPSON, ESQUIRE
                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:
                             Bruce G. Leto, Esquire
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                           Philadelphia, PA 19103-7098

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered: Shares of common stock, par value $1.00 per share, of Templeton Foreign Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on July 28, 2003, pursuant to Rule 488.


                                     PART A



                             THE VICTORY PORTFOLIOS

                               INTERNATIONAL FUND

                        IMPORTANT SHAREHOLDER INFORMATION

These materials are for a Special Meeting of Shareholders scheduled for September 3, 2003 at 10:00 a.m., Eastern time. They discuss a proposal to be voted on at the meeting, and contain your proxy statement and proxy card. A proxy card is, in essence, a ballot. When you complete the proxy card, it tells us how you wish the individual named on your proxy to vote on important issues relating to your Fund. If you complete and sign the proxy card, we'll vote it exactly as you tell us. If you simply sign the proxy card, we'll vote it in accordance with the Board of Trustees' recommendations on page [ ] of the proxy statement.

WE URGE YOU TO SPEND A FEW MINUTES REVIEWING THE PROPOSAL IN THE PROXY STATEMENT. THEN, FILL OUT THE PROXY CARD AND RETURN IT TO US SO THAT WE KNOW HOW YOU WOULD LIKE TO VOTE.

WE WELCOME YOUR COMMENTS. IF YOU HAVE ANY QUESTIONS, CALL THE VICTORY FUNDS AT 1-800-539-FUND (800-539-3863).

                                TELEPHONE VOTING

For your convenience, you may be able to vote by telephone. If your account is eligible, a control number and separate instructions are enclosed.







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                             THE VICTORY PORTFOLIOS
                               INTERNATIONAL FUND

                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219

Dear Shareholders:

         Enclosed is a Notice of Meeting for a Special Meeting of Shareholders (the "Meeting") of the International Fund, a series of The Victory Portfolios (the "Trust"). The Meeting is scheduled for September 3, 2003 at the Trust's offices, 3435 Stelzer Road, Columbus, Ohio 43219 at 10:00 a.m., Eastern time. The accompanying materials describe an important proposal that may affect the future of International Fund. We ask you to give this your prompt attention and vote via the enclosed proxy card.

                   PLEASE TAKE A MOMENT TO FILL OUT, SIGN AND
                         RETURN THE ENCLOSED PROXY CARD

         This Meeting is very important. The Trustees unanimously recommend that you consider and approve an Agreement and Plan of Reorganization that would result in your shares of International Fund being exchanged for those of a fund called Templeton Foreign Fund ("Templeton Fund"), a series of Templeton Funds, Inc. (the "Company"). If the shareholders of International Fund approve the proposal, you will receive in exchange for your Class A or Class R shares, Class A or Class R shares of Templeton Fund equal in value to your investment in International Fund. You will no longer be a shareholder of International Fund, and you will instead be a shareholder of Templeton Fund. International Fund will no longer exist after the reorganization is completed.

         The proposed transaction is intended to be tax-free, which means that you will not have a taxable gain or loss on the exchange of your shares.

         The Trustees recommend this transaction because the projected growth in assets of International Fund is not sufficient to provide competitive performance and high quality service to its shareholders over the long term. Templeton Fund has a significantly larger asset base than International Fund and has historically enjoyed lower annual expense ratios than International Fund. The greater asset size of Templeton Fund is expected to benefit the shareholders of International Fund through economies of scale that will result in International Fund shareholders immediately receiving the benefit of lower annual expense ratios. In addition, because of the larger size of Templeton Fund and a more stable base for asset management, shareholders may also benefit from further reductions in expenses in the future. Templeton Fund has also had a stronger, longer-term performance than International Fund. Templeton Global Advisors Limited ("Global Advisors") manages Templeton Fund. Victory Capital Management Inc. manages International Fund and, through a sub-advisory agreement, Templeton Investment Counsel, LLC ("Investment Counsel"), an affiliate of Global Advisors, provides day-to-day investment management to International Fund. Templeton Fund has investment goals and investment policies that are very similar to those of International Fund.

     Please take the time to review this document and vote now. THE TRUSTEES UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF THIS PROPOSAL.

     [] To ensure that your vote is counted, indicate your position on the enclosed proxy card.

     [] Sign and return your card promptly.

     [] You may also vote by telephone.

     [] If you determine at a later date that you wish to attend the Meeting, you may revoke your proxy and vote in person.

Thank you for your attention to this matter.

                                                      Sincerely,



                                                      Kathleen A. Dennis
                                                      President






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                             THE VICTORY PORTFOLIOS
                               INTERNATIONAL FUND
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON SEPTEMBER 3, 2003

To the Shareholders of the International Fund:

         NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the "Meeting") of the International Fund, a series of The Victory Portfolios (the "Trust"), will be held at the Trust's offices, 3435 Stelzer Road, Columbus, Ohio, on September 3, 2003 at 10:00 a.m., Eastern time. The Meeting is being called for the following purposes:

         1. To approve or disapprove an Agreement and Plan of Reorganization (the "Plan") between the Trust, on behalf of International Fund, and Templeton Funds, Inc. (the "Company"), on behalf of Templeton Foreign Fund ("Templeton Fund"), that provides for: (i) the acquisition of substantially all of the assets of International Fund by Templeton Fund in exchange solely for Class A and Class R shares of Templeton Fund, (ii) the distribution of such shares to the holders of Class A and Class R shares, respectively, of International Fund, and (iii) the complete liquidation and dissolution of International Fund. Shareholders of International Fund will receive Class A or Class R shares of Templeton Fund with an aggregate net asset value equal to the aggregate net asset value of such shareholders' Class A or Class R shares in International Fund.

         2. To transact any other business, not currently contemplated, that may properly come before the Meeting.

         A copy of the Plan, which describes the transaction more completely, is attached as Exhibit A to the Prospectus/Proxy Statement.

         Shareholders of record as of the close of business on July 25, 2003 are entitled to notice of, and to vote at, the Meeting or any adjourned Meeting.

                                    By Order of the Board of Trustees,


                                    Cynthia Lee Lindsey
                                    Secretary


Columbus, Ohio
August 7, 2003

YOU ARE INVITED TO ATTEND THE MEETING, BUT IF YOU CANNOT DO SO, THE BOARD OF TRUSTEES URGES YOU TO COMPLETE, DATE, SIGN, AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. IT IS IMPORTANT THAT YOU RETURN YOUR SIGNED PROXY CARD PROMPTLY SO THAT A QUORUM MAY BE ENSURED, AND THE COSTS OF FURTHER SOLICITATIONS AVOIDED. YOU MAY REVOKE YOUR PROXY AT ANY TIME BEFORE IT IS EXERCISED BY THE SUBSEQUENT EXECUTION AND SUBMISSION OF A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO INTERNATIONAL FUND AT ANY TIME BEFORE THE PROXY IS EXERCISED OR BY VOTING IN PERSON AT THE MEETING.







                           PROSPECTUS/PROXY STATEMENT

When reading this Prospectus/Proxy Statement, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.

                                TABLE OF CONTENTS

                                                                        PAGE

COVER PAGE                                                              Cover

SUMMARY
    What proposal will be voted on?
    How will the shareholder voting be handled?

COMPARISONS OF SOME IMPORTANT FEATURES
    How do the investment goals, strategies and
      policies of the Funds compare?
    What are the risks of an investment in the Funds?
    Who manages the Funds?
    What are the fees and expenses of each of the
      Funds and what might they be after the Transaction?
    How do the performance records of the Funds compare?
    Where can I find more financial information about the Funds?
    What are other key features of the Funds?

REASONS FOR THE TRANSACTION

INFORMATION ABOUT THE TRANSACTION
    How will the Transaction be carried out?
    Who will pay the expenses of the Transaction?
    What are the tax consequences of the Transaction?
    What should I know about the shares of Templeton Fund?
    What are the capitalizations of the Funds and what might the capitalization be after the Transaction?

COMPARISON OF INVESTMENT GOALS, STRATEGIES AND POLICIES
    Are there any significant differences between the investment goals, strategies and policies of the Funds?
    How do the investment restrictions of the Funds differ?
    What are the risk factors associated with investments in the Funds?

                                       i



         TABLE OF CONTENTS (CONTINUED)

                                                                        PAGE


INFORMATION ABOUT TEMPLETON FUND

INFORMATION ABOUT INTERNATIONAL FUND

FURTHER INFORMATION ABOUT THE FUNDS

VOTING INFORMATION
    How many votes are necessary to approve the Plan?
    How do I ensure my vote is accurately recorded?
    Can I revoke my proxy?
    What other matters will be voted upon at the Meeting?
    Who is entitled to vote?
    What other solicitations will be made?
    Are there dissenters' rights?


PRINCIPAL HOLDERS OF SHARES

ADJOURNMENT

GLOSSARY - USEFUL TERMS AND DEFINITIONS

EXHIBITS TO PROSPECTUS/PROXY STATEMENT

EXHIBIT A - AGREEMENT AND PLAN OF REORGANIZATION BETWEEN THE VICTORY PORTFOLIOS, ON BEHALF OF VICTORY INTERNATIONAL FUND, AND TEMPLETON FUNDS, INC., ON BEHALF OF TEMPLETON FOREIGN FUND

EXHIBIT B - COMPARISON OF TEMPLETON FUND'S CURRENT AND PROPOSED FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS TO INTERNATIONAL FUND'S CORRESPONDING FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS

EXHIBIT C - PROSPECTUS OF TEMPLETON FOREIGN FUND - CLASS A AND CLASS R, DATED JANUARY 1, 2003 (ENCLOSED)

EXHIBIT D - ANNUAL REPORT TO SHAREHOLDERS OF TEMPLETON FOREIGN FUND FOR THE FISCAL YEAR ENDED AUGUST 31, 2002 (ENCLOSED)

EXHIBIT E - SEMIANNUAL REPORT TO SHAREHOLDERS OF TEMPLETON FOREIGN FUND FOR THE PERIOD ENDED FEBRUARY 28, 2003 (ENCLOSED)



                                       ii





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                           PROSPECTUS/PROXY STATEMENT
                                DATED JULY [], 2003
                          ACQUISITION OF THE ASSETS OF
                               INTERNATIONAL FUND
                      (A SERIES OF THE VICTORY PORTFOLIOS)
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                          1800-539-FUND (800-539-3863)

                        BY AND IN EXCHANGE FOR SHARES OF
                             TEMPLETON FOREIGN FUND
                       (A SERIES OF TEMPLETON FUNDS, INC.)
                           500 EAST BROWARD BOULEVARD
                         FORT LAUDERDALE, FLORIDA 33394
                                 1-954-527-7500

        This Prospectus/Proxy Statement solicits proxies to be voted at a Special Meeting of Shareholders (the "Meeting") of the International Fund, which is a series of The Victory Portfolios (the "Trust"). At the Meeting, shareholders of the International Fund will be asked to approve or disapprove an Agreement and Plan of Reorganization (the "Plan"). If shareholders of International Fund vote to approve the Plan, substantially all of the assets of International Fund will be acquired by Templeton Foreign Fund ("Templeton Fund"), a series of Templeton Funds, Inc. (the "Company"), in exchange for shares of Templeton Foreign Fund - Class A ("Templeton Fund Class A shares") and Templeton Foreign Fund - Class R ("Templeton Fund Class R shares").

         The Meeting will be held at the Trust's offices, 3435 Stelzer Road, Columbus, Ohio on September 3, 2003 at 10:00 a.m., Eastern time. The Board of Trustees of the Trust, on behalf of International Fund, is soliciting these proxies. This Prospectus/Proxy Statement will first be sent to shareholders on or about July [ ], 2003.

         If International Fund shareholders vote to approve the Plan, you will receive Templeton Fund Class A shares of equivalent aggregate net asset value ("NAV") to your investment in Class A shares of International Fund ("International Fund Class A shares") and Templeton Fund Class R shares of equivalent aggregate NAV to your investment in Class R shares of International Fund ("International Fund Class R shares"). International Fund will then be liquidated and dissolved.

         The investment goals of International Fund and Templeton Fund are substantially similar. Templeton Fund's investment goal is long-term capital growth. International Fund's investment goal is capital growth consistent with reasonable investment risk. Templeton Investment Counsel, LLC ("Investment Counsel") serves as sub-adviser to International Fund and provides investment management services to International Fund. Templeton Global Advisors Limited ("Global Advisors") serves as investment adviser to Templeton Fund.

         This Prospectus/Proxy Statement gives the information about the proposed reorganization and Templeton Fund that you should know before voting on the Plan. You should retain it for future reference. Additional information about Templeton Fund and the proposed reorganization has been filed with the SEC and can be found in the following documents:

[] The applicable Prospectus of Templeton Fund - Class A and Class R dated January 1, 2003 (the "Templeton Fund Prospectus"), is attached to and considered a part of this Prospectus/Proxy Statement.

[] The Annual Report to Shareholders of Templeton Fund for the fiscal year ended August 31, 2002, which contains financial and performance information for Templeton Fund, is attached to and considered a part of this Prospectus/Proxy Statement.

[] The Semiannual Report to Shareholders of Templeton Fund for the period ended February 28, 2003, which contains financial and performance information for Templeton Fund, is considered a part of this Prospectus/Proxy Statement.

[] A Statement of Additional Information ("SAI") dated July [], 2003 relating to this Prospectus/Proxy Statement has been filed with the SEC and is attached to and considered a part this Prospectus/Proxy Statement.

         You may request a free copy of the SAI relating to this Prospectus/Proxy Statement or any of the documents referred to above without charge by calling 1-800/DIAL-BEN(R) or by writing to Templeton Fund at P.O. Box 33030, St. Petersburg, FL 33733-8030.

         THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.





                                     SUMMARY

         This is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan (attached as Exhibit
A), the Templeton Fund Prospectus (enclosed as Exhibit C), the Annual Report to Shareholders of Templeton Fund (enclosed as Exhibit D) and the Semiannual Report to Shareholders of Templeton Fund (enclosed as Exhibit E).

WHAT PROPOSAL WILL BE VOTED ON?

         At a meeting held on May 21, 2003, the Board of Trustees of the Trust, on behalf of International Fund, considered a proposal to merge International Fund into Templeton Fund, approved the Plan and voted to recommend that shareholders of International Fund vote to approve the Plan. If shareholders of International Fund vote to approve the Plan, it will result in the transfer of substantially all of International Fund's assets to Templeton Fund, in exchange for Class A and Class R shares of Templeton Fund of equivalent aggregate NAV. Your Class A or Class R shares of International Fund will be exchanged for Class A or Class R shares of Templeton Fund of equivalent aggregate NAV. This means that, although the total value of your investment will be the same immediately before and after the exchange, the number of Templeton Fund shares that you receive will likely be different than the number of International Fund shares that you surrender. After the shares of Templeton Fund are distributed to International Fund shareholders, International Fund will be completely liquidated and dissolved. (The proposed transaction is referred to in this Prospectus/Proxy Statement as the "Transaction.") As a result of the Transaction, you will cease to be a shareholder of International Fund and will become a shareholder of Templeton Fund. The exchange will occur on the closing date of the Transaction, which is the specific date on which the Transaction takes place. The closing date of the Transaction is expected to occur on or about September 5, 2003.

         Investment Counsel manages International Fund pursuant to a sub-advisory agreement between Victory Capital Management Inc., International Fund's investment adviser, and Investment Counsel. Global Advisors manages Templeton Fund and will continue to be the investment adviser upon completion of the Transaction. While the investment goals of International Fund and Templeton Fund are substantively the same, Templeton Fund has policies that are similar, but not identical, to those of International Fund. For the reasons set forth in the "Reasons for the Transaction" section of this Prospectus/Proxy Statement, the Board of Trustees of the Trust, on behalf of International Fund, has determined that the Transaction is in the best interests of International Fund and its shareholders. The Board of Trustees of the Trust and the Board of Directors of the Company also concluded that no dilution in value would result to the shareholders of International Fund or Templeton Fund, respectively, as a result of the Transaction.

         It is expected that International Fund shareholders will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for Templeton Fund shares. You should, however, consult your tax adviser regarding the effect, if any, of the Transaction, in light of your individual circumstances. You should also consult your tax adviser about state and local tax consequences. For more information about the tax consequences of the Transaction, please see the section "Information About the Transaction-WHAT ARE THE TAX CONSEQUENCES OF THE TRANSACTION?"

                 THE BOARD OF TRUSTEES OF THE VICTORY PORTFOLIOS
                  RECOMMENDS THAT YOU VOTE TO APPROVE THE PLAN.


HOW WILL THE SHAREHOLDER VOTING BE HANDLED?

         Shareholders who own shares at the close of business on July 25, 2003 will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold. Approval of the Transaction requires the affirmative vote of the lesser of: (i) a majority of the outstanding shares of International Fund, or (ii) 67% or more of the shares represented at a meeting of shareholders at which the holders of more than 50% of the outstanding shares of International Fund are represented ("Affirmative Majority Vote"). Georgeson Shareholder Communications has been retained by Distributors to collect and tabulate shareholder votes.

         Please vote by proxy as soon as you receive this Prospectus/Proxy Statement. You may place your vote by completing and signing the enclosed proxy card or voting by telephone. If you vote by either of these methods, the persons appointed as proxies will officially cast your votes at the Meeting.

         You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. You may also attend the Meeting and cast your vote in person at the Meeting. For more details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

                     COMPARISONS OF SOME IMPORTANT FEATURES

HOW DO THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF THE FUNDS COMPARE?

         Although worded slightly differently, the investment goal of each Fund is substantively the same. International Fund's investment goal is capital growth consistent with reasonable investment risks and Templeton Fund's investment goal is long-term capital growth. In addition, both International Fund and Templeton Fund (together referred to as the "Funds") focus their investments on equity securities, particularly common stocks, of companies located outside the United States.

         There are, however, several important differences in the Funds' investment policies. Templeton Fund has the ability to invest up to 100% of its total assets in emerging markets while International Fund limits emerging market exposure to 20% of its net assets. In addition, International Fund can invest up to 35% of its total assets in investment grade debt securities while Templeton Fund may invest up to 25% of its total assets in fixed income securities, including lower-rated debt securities (rated Caa or better by Moody's Investors Service ("Moody's") or CCC or better by Standard & Poor's Ratings Group(R) ("S&P")). Templeton Fund may also invest up to 15% of its total assets in securities that are not listed on a recognized U.S. or foreign securities exchange, including up to 10% in securities with a limited trading market, while International Fund may invest up to 15% of its net assets in illiquid securities.

         Notwithstanding these differences in investment policies, each Fund has invested primarily in equity securities, specifically common stocks, although Templeton Fund has, from time to time, invested a relatively small portion of its assets in bonds.

         For more information about the investment goals, strategies and policies of International Fund and Templeton Fund, please see the section "Comparison of Investment Goals, Strategies and Policies."

WHAT ARE THE RISKS OF AN INVESTMENT IN THE FUNDS?

         Investments in International Fund and Templeton Fund involve risks common to most mutual funds. There is no guarantee against losses resulting from an investment in either Fund, or that either Fund will achieve its investment goal.

         The risks associated with an investment in each Fund are generally similar with respect to the type of portfolio securities held by each Fund. These risks include those associated with equity securities, foreign investing (including currency risks) and debt securities. To the extent that a Fund invests more of its assets in a particular type of security (E.G., debt securities) than the other Fund, such Fund is more exposed to the risks associated with that type of security. Similarly, although neither Fund concentrates its investments within particular sectors (such as technology or banking), to the extent a Fund focuses on a particular sector, it will be exposed to greater risk of loss due to factors affecting that sector.

         Both Funds are subject to the risks posed by investing primarily in the equity securities of foreign companies. However, Templeton Fund may present additional risks related to its ability to invest a greater percentage of its assets in emerging markets companies, because the Fund could be subject to heightened risks due to a lack of established legal, political, business and social frameworks to support emerging securities markets. Some of the additional significant risks include:

o Political and social uncertainty (for example, regional conflicts and risk of war)

o Currency exchange rate volatility

o Pervasiveness of corruption and crime

o Delays in settling portfolio transactions

o Risk of loss arising out of systems of share registration and custody

o Markets that are comparatively smaller and less liquid than developed markets. Short-term volatility in these markets and declines of more than 50% are not unusual. Markets which are generally considered to be liquid may become illiquid for short or extended periods.

o Less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.

o Currency and capital controls

o Inflation, deflation or currency devaluation

o Greater sensitivity to interest rate changes

ALL OF THESE FACTORS MAKE PRICES OF SECURITIES OF EMERGING MARKET COMPANIES GENERALLY MORE VOLATILE THAN EQUITY SECURITIES OF COMPANIES IN DEVELOPED MARKETS, AND INCREASE THE RISK OF LOSS TO THE FUND.

         Although it has not generally done so in the past, Templeton Fund may invest up to 5% of its total assets in lower rated debt securities. Although they may offer higher yields than do higher rated securities, lower rated debt securities generally involve greater volatility of price and risk to principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. Bonds rated Caa by Moody's or CCC by S&P are of poor standing. These securities may be in default or there may be a greater rate of non-payment of principal or interest. Bonds rated CCC by S&P are regarded, on balance, as speculative. These securities will have some quality and protective characteristics, but these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         For more information about the risks of the Funds, see the section "What are the risk factors associated with investments in the Funds?" under the heading "Comparison of Investment Goals, Strategies and Policies."

WHO MANAGES THE FUNDS?

      The management of the business and affairs of the Funds is the responsibility of the Board of Trustees of the Trust (in the case of International Fund) and the Board of Directors of the Company (in the case of Templeton Fund). Each Fund is a series of an open-end, registered management investment company, commonly referred to as a "mutual fund." The Trust was organized as a Delaware statutory trust on December 6, 1995 and is registered with the SEC. The Trust is the successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986.

     The Company was organized as a Maryland corporation on August 15, 1977 and is also registered with the SEC. Management of the Company intends to recommend to the board of Directors of the Company the approval of the reorganization of the Company from Maryland corporation into a Delaware statutory trust (the "DST Reorganization"). The DST Reorganization, which would need to be approved by shareholders of the Company, would not be effective until after completion of the Transaction and is not expected to result in any material changes in the management of the Company or Templeton Fund. International Fund shareholders are not being asked to vote upon the DST Reorganization.

      Victory Capital Management Inc. is the investment adviser to International Fund and, pursuant to an agreement, Investment Counsel is the investment sub-adviser of International Fund. Global Advisors manages the assets for Templeton Fund.

      Victory Capital Management Inc. is a wholly owned subsidiary of KeyCorp. KeyCorp is a financial services holding company headquartered in Cleveland, Ohio. As of March 31, 2003, KeyCorp had an asset base of approximately $86 billion, with banking offices in 13 states and investment offices in 14 states.

      Both Investment Counsel and Global Advisors are indirect, wholly owned subsidiaries of Franklin Resources, Inc. ("Resources"). Resources is a publicly owned global investment organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides global and domestic investment management services through its Franklin, Templeton, Mutual Series and Fiduciary Trust subsidiaries. Together, Investment Counsel, Global Advisors and their respective affiliates serve as investment manager or administrator to 51 registered investment companies, with approximately 147 U.S.-based funds or series. Resources has more than $281 billion in assets under management as of May 31, 2003. The principal shareholders of Resources are Charles B. Johnson and Rupert H. Johnson, Jr.


Templeton Fund's lead portfolio manager is:

JEFFREY A. EVERETT CFA, DIRECTOR AND PRESIDENT OF GLOBAL ADVISORS Mr. Everett has been a manager of Templeton Fund since 1993. He joined Franklin Templeton Investments in 1989.

The following individuals have secondary portfolio management responsibilities for Templeton Fund:

MURDO MURCHISON CFA, EXECUTIVE VICE PRESIDENT OF GLOBAL ADVISORS Mr. Murchison has been a manager of Templeton Fund since 2001. He joined Franklin Templeton Investments in 1993.

LISA F. MYERS CFA, PORTFOLIO MANAGER OF GLOBAL ADVISORS Ms. Myers has been a manager of Templeton Fund since 2002. She joined Franklin Templeton Investments in 1996. Previously, she was an attorney with Wilke, Farr & Gallagher.

International Fund's portfolio managers are:

PETER A. NORI, CFA, SENIOR VICE PRESIDENT OF INVESTMENT COUNSEL Mr. Nori has been the portfolio manager of International Fund since July 2002. He joined Franklin Templeton Investments in 1987.

LESLIE Z. GLOBITS, PORTFOLIO MANAGER AND DIRECTOR OF VICTORY CAPITAL MANAGEMENT INC.
Mr. Globits is primarily responsible for the management of International
Fund, including the monitoring of Investment Counsel's activities as sub-adviser. He joined KeyCorp in 1987.

      Templeton Fund has a management agreement with Global Advisors under which Global Advisors receives a management fee based on the schedule below:

----------------------------------------------------------------
ANNUAL RATE      NET ASSETS
----------------------------------------------------------------
0.75%            First $200 million
0.675%           Over $200 million - $1.3 billion
0.60%            Over $1.3 billion
----------------------------------------------------------------

      For the fiscal year ended August 31, 2002, Templeton Fund paid Global Advisors $60,112,623, or 0.61% of Templeton Fund's average daily net assets.

      International Fund has a management agreement with Victory Capital Management Inc. under which Victory Capital Management Inc. receives a management fee based on the schedule below:

----------------------------------------------------------------
ANNUAL RATE      NET ASSETS
----------------------------------------------------------------
1.10%            All assets
----------------------------------------------------------------

     For the fiscal year ended October 31, 2002, International Fund paid Victory Capital Management Inc. (after fee waivers) $730,749, or 0.92% of International Fund's average daily net assets.

     Investment Counsel has a sub-advisory agreement with Victory Capital Management Inc. under which Victory Capital Management Inc. pays over a portion of its management fee to Investment Counsel in compensation for advisory services provided by Investment Counsel to International Fund.

      The Company pays a separate administration fee to Franklin Templeton Services, LLC equal to:

----------------------------------------------------------------
ANNUAL RATE      NET ASSETS
----------------------------------------------------------------
0.15%            First $200 million
0.135%           Over $200 - $700 million
0.10%            Over $700 million - $1.2 billion
0.075%           Over $1.2 billion
----------------------------------------------------------------

      For the fiscal year ended August 31, 2002, Templeton Fund paid an administrative fee of $7,705,835, or 0.08% of Templeton Fund's average daily net assets. Each class of Templeton Fund pays its proportionate share of the fund administration fee.

     The Trust pays a separate administration fee, as calculated below, to BISYS Fund Services, Inc. equal to its proportionate share of net assets in the Victory Fund complex, which is comprised of the Trust and The Victory Variable Insurance Funds:

----------------------------------------------------------------
ANNUAL RATE      NET ASSETS
----------------------------------------------------------------
0.14%            First $8 billion
0.10%            Over $8 billion - $ 25 billion
0.08%            Over $25 billion
----------------------------------------------------------------

     For the fiscal year ended October 31, 2002, International Fund paid BISYS Fund Services an administrative fee of $105,899, or 0.13% of International Fund's average daily net assets. Each class of International Fund pays its proportionate share of the fund administration fee payable by the Trust.

     Victory Capital Management Inc. serves as sub-administrator to the Trust pursuant to a Sub-Administration Agreement. As sub-administrator, for services provided under the Sub-Administration Agreement, BISYS Fund Services pays Victory Capital Management Inc. a fee calculated at an annual rate of up to 0.03% of the Trust's net assets.

WHAT ARE THE FEES AND EXPENSES OF EACH OF THE FUNDS AND WHAT MIGHT THEY BE AFTER THE TRANSACTION?

     The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The tables also show the estimated fees and expenses for Templeton Fund after the Transaction. The purpose of the tables is to assist you in understanding the various costs and expenses that you will bear directly or indirectly as a shareholder of Templeton Fund.


                         FEE TABLE FOR CLASS A SHARES OF
                      INTERNATIONAL FUND AND TEMPLETON FUND

                                                            ACTUAL/+/              PROJECTED/++/
                                          ----------------------------------------------------------
                                                                                 TEMPLETON FUND -
                                            INTERNATIONAL        TEMPLETON       CLASS A  AFTER
                                            FUND - CLASS A     FUND - CLASS A     TRANSACTION
                                          ----------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES/*/
 Maximum Sales Charge                          5.75%               5.75%             5.75%
 (as a percentage of Offering Price)
   Paid at time of purchase                    5.75%               5.75%             5.75%
   Paid at time of redemption                  None/1/             None/2/           None/2/
 Redemption Fee/3/                             None                2.00%             2.00%

ANNUAL FUND OPERATING EXPENSES
(as percentage of average net assets)
 Management Fees                               1.10%               0.61%             0.61%
 Distribution and service (12b-1) Fees         0.00%               0.25%             0.25%
 Other Expenses                                1.16%/4/            0.37%             0.37%
                                          ----------------------------------------------------------
Total Annual Fund Operating Expenses           2.26%/5/            1.23%             1.23%
                                          ==========================================================


+ Information for International Fund is provided for the fiscal year ended October 31, 2002. Information for Templeton Fund is provided for the fiscal year ended August 31, 2002.

++Projected expenses based on current and anticipated Templeton Fund expenses.

* If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.

1. A deferred sales charge of up to 1% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge.

2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more and purchases by certain retirement plans without a sales charge.

3. This fee is only for Market Timers, as described in the Templeton Fund's prospectus.

4. Includes a shareholder servicing fee of 0.25% applicable to Class A shares.

5. The "Other expenses" information has been restated to reflect current fees and expenses.

EXAMPLE

         This example can help you compare the cost of investing in International Fund Class A shares with the cost of investing in Templeton Fund Class A shares, both before and after the Transaction. It assumes:

[] You invest $10,000 for the periods shown;

[] Your investment has a 5% return each year; and

[] The Fund's operating expenses remain the same.

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                      1 YEAR     3 YEARS    5 YEARS   10 YEARS
-------------------------------------------------------------------------------
IF YOU SELL YOUR SHARES AT THE
END OF THE PERIOD:
International Fund - Class A          $791/1/    $1,241     $1,715    $3,021
Templeton Fund - Class A              $693/1/    $943       $1,212    $1,978
Projected Templeton Fund - Class A
(after Transaction)                   $693/1/    $943       $1,212    $1,978


1. Assumes a contingent deferred sales charge (CDSC) will not apply.

                         FEE TABLE FOR CLASS R SHARES OF
                      INTERNATIONAL FUND AND TEMPLETON FUND

                                                            ACTUAL/+/              PROJECTED/++/
                                          ----------------------------------------------------------
                                                                                 TEMPLETON FUND -
                                            INTERNATIONAL        TEMPLETON       CLASS R  AFTER
                                            FUND - CLASS R     FUND - CLASS R     TRANSACTION
                                          ----------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES/*/
 Maximum Sales Charge                          None               1.00%             1.00%
 (as a percentage of Offering Price)
   Paid at time of purchase                    None               None              None
   Paid at time of redemption                  None               1.00%             1.00%
 Redemption Fee/1/                             None               2.00%             2.00%

ANNUAL FUND OPERATING EXPENSES
(as percentage of average net assets)
 Management Fees                               1.10%              0.61%             0.61%
 Distribution and service (12b-1) Fees         0.50%              0.50%             0.50%
 Other Expenses                                1.34%/2/           0.37%             0.37%
                                          ----------------------------------------------------------
Total Annual Fund Operating Expenses           2.94%              1.48%             1.48%
                                          ==========================================================


+ Information for International Fund is provided for the fiscal year ended October 31, 2002. Information for Templeton Fund is provided for the fiscal year ended August 31, 2002.

++ Projected expenses based on current and anticipated Templeton Fund expenses.

* If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.

1. This fee is only for Market Timers, as described in the Templeton Fund's prospectus.

2. The "Other expenses" information has been restated to reflect current fees and expenses.

EXAMPLE

         This example can help you compare the cost of investing in International Fund Class R shares with the cost of investing in Templeton Fund Class R shares, both before and after the Transaction. It assumes:

[] You invest $10,000 for the periods shown;

[] Your investment has a 5% return each year; and

[] The Fund's operating expenses remain the same.

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                      1 YEAR     3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------------
IF YOU SELL YOUR SHARES AT THE
END OF THE PERIOD:
International Fund -Class R            $297       $910      $1,548     $3,261
Templeton Fund -Class R                $251       $468      $808       $1,768
Projected Templeton Fund -Class R
(after Transaction)                    $251       $468      $808       $1,768

IF YOU DO NOT SELL YOUR SHARES:
International Fund -Class R           $297       $910      $1,548     $3,261
Templeton Fund -Class R               $151       $468      $808       $1,768
Projected Templeton Fund -Class R
(after Transaction)                   $151       $468      $808       $1,768


HOW DO THE PERFORMANCE RECORDS OF THE FUNDS COMPARE?

The performance of the Funds as of March 31, 2003, is shown below:

     AVERAGE ANNUAL TOTAL RETURNS

                                 Inception                                       Since
                                   Date       1 Year     5 Years     10 Years   Inception
                                -----------------------------------------------------------
International Fund - Class A     5/18/90       -31.14%   -11.20%       -0.43%   -0.05%
Templeton Fund - Class A         10/5/82       -25.35%     3.69%        5.00%   11.46%

International Fund - Class R     3/26/99       -27.31%    N/A          N/A      -12.57%
Templeton Fund - Class R         1/02/02       -21.03%    N/A          N/A      -14.62%

WHERE CAN I FIND MORE FINANCIAL AND PERFORMANCE INFORMATION ABOUT THE FUNDS?

     The Templeton Fund Prospectus (enclosed as Exhibit C), as well as the current Annual Report to Shareholders (enclosed as Exhibit D) and the Semiannual Report to Shareholders (enclosed as Exhibit E), contain additional financial information about Templeton Fund, including Templeton Fund's financial performance for the past five years, under the heading "Financial Highlights." Additional performance information as of the most recent calendar year end, including after tax return information, is contained in the Templeton Fund Prospectus under the heading "Performance." The Annual Report and semiannual Report to Shareholders of Templeton Fund also have discussions of Templeton Fund's performance during the fiscal year ended August 31, 2002 and the six month period ended February 28, 2003, respectively.

     The International Fund prospectus, as well as the Annual Report to Shareholders for International Fund, contain more financial information about International Fund, including International Fund's financial performance for the past five years, under the heading "Financial Highlights." Additional performance information as of the most recent calendar year end, including after tax return information, is contained in the International Fund prospectus under the heading "Investment Performance." These documents are available free of charge upon request (see the section "Information About International Fund").

WHAT ARE OTHER KEY FEATURES OF THE FUNDS?

     The Funds use the following service providers for other services:

     CUSTODY SERVICES. The custodian for International Fund's securities and other assets is KeyBank National Association, 127 Public Square, Cleveland, OH 44114. JPMorgan Chase Bank, MetroTech Center, Brooklyn, NY 11245, acts as the custodian of the securities and other assets of Templeton Fund.

     TRANSFER AGENCY SERVICES. BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as transfer agent for shares of International Fund. Boston Financial Data Services, Inc., Two Heritage Drive, Quincy, MA 02171, serves as the dividend disbursing agent and shareholder servicing agent for International Fund pursuant to a Sub-Transfer Agency and Service Agreement. Investor Services, an indirect wholly owned subsidiary of Resources, is the shareholder servicing agent and acts as the transfer agent and dividend-paying agent for Templeton Fund.

     ADMINISTRATIVE SERVICES. BISYS Fund Services, Inc. serves as the administrator for the International Fund. Victory Capital Management Inc. serves as sub-administrator to International Fund pursuant to a sub-administration agreement. As sub-administrator, Victory Capital Management Inc. assists BISYS Fund Services, the administrator, in all aspects of the operations of International Fund, except those that Victory Capital Management Inc. performs under the Advisory Agreement for International Fund. FT Services, an indirect wholly owned subsidiary of Resources, provides certain administrative facilities and services to Templeton Fund.

     DISTRIBUTION SERVICES. BISYS Fund Services Limited Partnership serves as the principal underwriter in the continuous public offering of International Fund's shares. Distributors acts as the principal underwriter in the continuous public offering of Templeton Fund's shares.

     DISTRIBUTION AND SERVICE (12B-1) FEES. Class A shares of Templeton Fund and Class R shares of both Funds have a separate distribution or "Rule 12b-1" plan. Under each plan, the Fund may pay its principal underwriter or others for the expenses of activities that are primarily intended to sell shares of that class. These expenses may include, among others, distribution or service fees paid to securities dealers or others who have executed a servicing agreement with the Fund, the principal underwriter or its affiliates; a prorated portion of the principal underwriter's overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements. The distribution and service (12b-1) fees charged to each class are based only on the fees attributable to that particular class.

     Templeton Fund's Class A plan may pay up to 0.25% per year of the average daily net assets of Templeton Fund's Class A shares. Both Templeton Fund's and International Fund's Class R plans may pay up to 0.50% per year of Class R's average daily net assets. For more information regarding Templeton Fund's Rule 12b-1 plans, please see "The Underwriter - Distribution and Service (12b-1) fees" in its current SAI dated January 1, 2003.

     SHAREHOLDER SERVICING FEES. Class A shares of International Fund have a separate shareholder servicing plan. Under the plan, International Fund may pay for the expenses of administrative support services to customers who may from time to time beneficially own shares. The services may include: (1) aggregating and processing purchase and redemption requests for shares from customers and transmitting promptly net purchase and redemption orders to the principal underwriter or transfer agent; (2) providing customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (3) processing dividend and distribution payments on behalf of customers; (4) providing information periodically to customers showing their positions in shares; (5) arranging for bank wires; (6) responding to customer inquiries; (7) providing sub-accounting with respect to shares beneficially owned by customers or providing the information to International Fund as necessary for sub-accounting; (8) if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (9) forwarding to customers proxy statements and proxies containing any proposals that require a shareholder vote; and (10) providing such other similar services as may be reasonably requested to the extent permitted under applicable statutes, rules or regulations.

     PURCHASES AND REDEMPTIONS. The maximum front-end sales charge imposed on purchases of Class A shares of Templeton Fund and International Fund is 5.75% with reduced charges for purchases of $50,000 or more and no front-end sales charges for purchases of $1 million or more. International Fund generally requires a minimum initial investment of $500, with additional investments of at least $25. Templeton Fund generally requires a minimum initial investment of $1,000 and subsequent investments of at least $50. You may sell (redeem) your shares at any time. Shares of each Fund also may be exchanged for shares of other funds within the applicable family of funds (The Victory Portfolios or the Franklin Templeton Funds, respectively), subject to certain limitations, as provided in the prospectus. Because an exchange is technically a sale and a purchase of shares, an exchange is a taxable transaction. Shares of each Fund may be redeemed at their respective NAV per share. However, redemptions of Class A shares that were purchased without an initial sales charge generally are subject to a 1% Contingent Deferred Sales Charge ("CDSC") if you sell the shares within a certain period of time following their purchase. Additional information and specific instructions explaining how to buy, sell, and exchange shares of Templeton Fund are outlined in the Templeton Fund Prospectus under the heading "Your Account." The accompanying Templeton Fund Prospectus also lists phone numbers for you to call if you have any questions about your account under the heading "Questions."

     Class R shares of Templeton Fund and International Fund do not impose sales charges, but restrict purchases to certain qualified investors. Class R shares of Templeton Fund and International Fund may be redeemed at NAV.

     DIVIDENDS AND DISTRIBUTIONS. International Fund ordinarily declares and pays dividends quarterly on its net investment income, if any. Templeton Fund pays a dividend at least annually representing substantially all of its net investment income. Both Funds intend to distribute capital gains, if any, annually. The amount of these distributions will vary and there is no guarantee the Funds will pay dividends.

     The tax implications of an investment in each Fund are generally the same. For more information about the tax implications of investments in the Funds, see International Fund's prospectus under the heading "Dividends, Distributions, and Taxes" and Templeton Fund's prospectus under the heading "Distributions and Taxes."

                           REASONS FOR THE TRANSACTION

     The Board of Trustees of the Trust (the "Trust's Board"), on behalf of International Fund, has recommended that International Fund shareholders approve the Transaction in order to combine International Fund with a larger fund that has similar goals and investment policies.

     A meeting of the Trust's Board was held on May 21, 2003 to consider the proposed Transaction. The Trustees who are not interested persons of International Fund (the "Independent Trustees") held a separate meeting to consider this matter. The Independent Trustees and the Trust's Board have been advised on this matter by independent counsel to the Trust.

     The Trust's Board requested and received from Global Advisors written materials containing relevant information about Templeton Fund and the proposed Transaction, including fee and expense information on an actual and future estimated basis, and comparative performance data.

     The Trust's Board considered the potential benefits and costs of the Transaction to International Fund shareholders. The Trust's Board reviewed detailed information about: (1) the investment objectives and policies of Templeton Fund; (2) the portfolio management of Templeton Fund; (3) the financial and organizational strength of Global Advisors; (4) the comparability of the investment goals, policies, restrictions and investments of International Fund with those of Templeton Fund; (5) the comparative short-term and long-term investment performance of Templeton Fund and International Fund; (6) the current expense ratios of Templeton Fund and International Fund; (7) the agreement by Distributors to pay the expenses related to the Transaction; (8) the tax consequences of the Transaction to International Fund and its shareholders; and
(9) the general characteristics of investors in International Fund.

     The Trust's Board also considered that: (a) the investment advisory fee for Templeton Fund was significantly lower than such fee for International Fund; (b) the relatively small asset size of International Fund had prevented it from realizing significant economies of scale in reducing its expense ratio (absent waivers of fees and assumption of expenses by Victory Capital Management Inc.); and (c) based on International Fund's historical asset growth and projected sales activity, its assets were unlikely to grow sufficiently in the foreseeable future to result in significant economies of scale.

     Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the Trust's Board, including all of the Independent Trustees, concluded that the Transaction is in the best interests of the shareholders of International Fund and that no dilution of value would result to the shareholders of International Fund from the Transaction. The Trust's Board approved the Plan on May 21, 2003 and recommended that shareholders of International Fund vote to approve the Transaction.

     The Board of Directors of the Company, on behalf of Templeton Fund, also concluded that the Transaction is in the best interests of Templeton Fund and its shareholders and that no dilution of value would result to the shareholders of Templeton Fund from the Transaction.

         FOR THE REASONS DISCUSSED ABOVE, THE TRUST'S BOARD UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PLAN.

                        INFORMATION ABOUT THE TRANSACTION

This is only a summary of the Plan. You should read the actual Plan, which is attached as Exhibit A, for complete information about the Transaction.

HOW WILL THE TRANSACTION BE CARRIED OUT?

     If the shareholders of International Fund approve the Plan, the Transaction will take place after various conditions are satisfied, including the preparation of certain documents. The Trust and the Company will determine a specific date, called the "closing date," for the actual Transaction to take place. If the shareholders of International Fund do not approve the Plan, the Transaction will not take place.

     Until the close of business on the day of the Meeting, you may continue to add to your existing account, subject to your applicable minimum additional investment amount, or buy additional shares through the reinvestment of dividend and capital gain distributions. If shareholders of International Fund approve the Plan at the Meeting, shares of International Fund will no longer be offered for sale to existing shareholders, except for the reinvestment of dividend and capital gain distributions or through established automatic investment plans.

     If the shareholders of International Fund approve the Plan, International Fund will transfer substantially all of its assets to Templeton Fund on the closing date, which is scheduled for September 5, 2003, but which may occur on a later date as the Trust and the Company may agree. In exchange, the Company will issue shares of Templeton Fund that have an aggregate NAV equal to the dollar value of the assets delivered to Templeton Fund. The Trust will distribute the Templeton Fund shares it receives to the shareholders of International Fund. Each shareholder of International Fund will receive a number of Templeton Fund shares of the same class and with an aggregate NAV equal to the aggregate NAV of his or her shares of International Fund. The stock transfer books of International Fund will be permanently closed as of 4:00 p.m., Eastern time, on the closing date. International Fund will only accept requests for redemptions received in proper form before 4:00 p.m., Eastern time, on the closing date. Requests received after that time will be considered requests to redeem shares of Templeton Fund. As soon as is reasonably practicable after the transfer of its assets, International Fund will pay or make provision for payment of all its liabilities. International Fund will then terminate its existence as a separate series of the Trust.

     To the extent permitted by law, the Trust and the Company may agree to amend the Plan without shareholder approval. If any amendment is made to the Plan that would have a material adverse effect on shareholders, such change will be submitted to the affected shareholders for their approval.

     Each of the Trust and the Company has made representations and warranties in the Plan that are customary in matters such as the Transaction. The obligations of the Trust and the Company under the Plan with respect to International Fund or Templeton Fund are, respectively, subject to various conditions, including:

     [] the Company's Registration Statement on Form N-14 under the Securities
        Act of 1933, of which this Prospectus/Proxy Statement is a part, shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

     [] the shareholders of International Fund shall have approved the Transaction; and

     [] the Trust and the Company shall have received the tax opinion described below that the consummation of the Transaction will not result in the recognition of gain or loss for federal income tax purposes for International Fund, Templeton Fund or their shareholders.

     If the Trust and the Company agree, the Plan may be terminated or abandoned at any time before or, to the extent permitted by law, after the approval of the shareholders of International Fund.

     Following the closing date, until outstanding certificates for shares of International Fund are surrendered, certificates for shares of International Fund shall be deemed, for all Templeton Fund purposes, to evidence ownership of the appropriate number of Templeton Fund shares into which the shares of International Fund have been converted.

WHO WILL PAY THE EXPENSES OF THE TRANSACTION?

     The expenses resulting from the Transaction, including the costs of the proxy solicitation, will be paid by Distributors, as the principal underwriter for shares of Templeton Fund.

WHAT ARE THE TAX CONSEQUENCES OF THE TRANSACTION?

     The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. Based on certain assumptions and representations received from the Trust, on behalf of International Fund, and the Company, on behalf of Templeton Fund, it is the opinion of Stradley Ronon Stevens & Young, LLP, counsel to Templeton Fund, that shareholders of International Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares of International Fund for shares of Templeton Fund and that neither Templeton Fund nor its shareholders will recognize any gain or loss upon Templeton Fund's receipt of the assets of International Fund. In addition, the holding period and aggregate tax basis for the Class A or Class R shares that are received by a International Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of International Fund previously held by such shareholder.

     After the Transaction, you will continue to be responsible for tracking the adjusted tax basis and holding period of your shares for federal income tax purposes. You should consult your tax adviser regarding the effect, if any, of the Transaction in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Transaction because this discussion only relates to the federal income tax consequences.

WHAT SHOULD I KNOW ABOUT THE SHARES OF TEMPLETON FUND?

     Class A and Class R shares of Templeton Fund will be distributed to Class A and Class R shareholders of International Fund, respectively, and generally will have the same legal characteristics as the shares of International Fund with respect to such matters as voting rights, assessibility, conversion rights, and transferability. Templeton Fund is a series of the Company, and International Fund is a series of the Trust. The Trust is organized as a Delaware statutory trust. The Company is organized as a Maryland corporation. Former shareholders of International Fund whose shares are represented by outstanding share certificates will not be allowed to redeem shares of Templeton Fund until International Fund certificates have been returned.

     In addition, management of the Company intends to submit to the Board of Directors of the Company a proposal to reorganize the Company from a Maryland corporation into a Delaware statutory trust (the "Delaware Statutory Trust"). If the Board of Directors and current Company shareholders approve the DST Reorganization, the assets and liabilities of Templeton Fund will be transferred to a separate series of the Delaware Statutory Trust to be called Templeton Foreign Fund (the "New Templeton Fund"), and shareholders of Templeton Fund, on the day the DST Reorganization takes place, will receive shares of the New Templeton Fund in exchange for their shares of Templeton Fund. International Fund shareholders are not being asked to vote on the DST Reorganization. The Delaware Statutory Trust will continue to operate in substantially the same manner as the Company has operated as a Maryland corporation. The DST
Reorganization is not expected to take place, however, until after the anticipated closing date of the Transaction. Therefore, if International Fund shareholders approve the Transaction, International Fund shareholders will receive Class A and Class R shares of Templeton Fund, as appropriate, on the closing date. And, if current shareholders of the Company approve the DST Reorganization, then former International Fund shareholders who hold Class A or Class R shares of Templeton Fund on the effective date of the DST Reorganization will receive Class A or Class R shares, respectively, of the New Templeton Fund of equal value to, and in exchange for, the Class A and Class R shares of Templeton Fund and will become shareholders of the Delaware Statutory Trust.

WHAT ARE THE CAPITALIZATIONS OF THE FUNDS AND WHAT MIGHT THE CAPITALIZATION BE AFTER THE TRANSACTION?

     The following table sets forth, as of March 31, 2003, the capitalization of International Fund and Templeton Fund. The table also shows the projected capitalization of Templeton Fund as adjusted to give effect to the proposed Transaction. The capitalization of Templeton Fund and its classes is likely to be different when the Transaction is consummated.

                                                                                        TEMPLETON
                                                                                         FUND -
                                                                                        PROJECTED
                                            INTERNATIONAL        TEMPLETON               AFTER
                                               FUND                 FUND                TRANSACTION
                                             (UNAUDITED)         (UNAUDITED)            (UNAUDITED)
-----------------------------------------------------------------------------------------------------------
Net assets (all classes)/* (thousands)       $43,538              $8,634,642            $8,678,180

Total shares outstanding (all classes)/*     6,862,761.281        1,146,413,495.558     1,152,193,671.239

Class A net assets (thousands)               $32,392              $7,539,656            $7,572,048

Class A shares outstanding                   5,088,198.101        999,939,846.218       1,004,235,867.438

Class A net asset value per share            $6.37                $7.54                 $7.54

Class R net assets (thousands)               $11,146              $28,130               $39,276

Class R shares outstanding                   1,774,563.130        3,745,386.816         5,229,547.277

Class R net asset value per share            $6.28                $7.51                 $7.51

*International Fund only offers Class A and Class R shares. Templeton Fund has five classes of shares: Class A, Class B, Class C, Class R and Advisor Class.

             COMPARISON OF INVESTMENT GOALS, STRATEGIES AND POLICIES

     This section describes and compares the key differences between the investment goals, strategies and principal policies of the Funds. The investment goal, certain investment policies and most of the investment restrictions of each Fund are fundamental, which means that they cannot be changed without the Affirmative Majority Vote of that Fund's outstanding voting securities. Unless otherwise noted, the investment policies of each Fund are non-fundamental and may be changed without shareholder approval. For a complete description of Templeton Fund's investment policies and risks, you should read the Templeton Fund Prospectus, which is attached to this Prospectus/Proxy Statement as Exhibit C, and the SAI relating to this Prospectus/Proxy Statement, which is incorporated by reference into this Prospectus/Proxy Statement and is available upon request.


     In addition, management of the Company intends to submit to the Board of Directors of the Company a proposal to amend or eliminate certain of Templeton Fund's fundamental investment policies and restrictions. Management of the
Company  has   recommended   that  Templeton   Fund's  Board  of  Directors  and
shareholders approve these changes principally because these fundamental investment policies and restrictions are more restrictive than is required under the federal securities laws and their amendment or elimination would provide Templeton Fund with greater investment flexibility in pursuing its investment goal.

     Therefore, if the Company's Board of Directors approve those changes, the Board of Directors will recommend that shareholders of Templeton Fund approve (at a separate meeting) the amendments to, or elimination of, these current investment policies and restrictions. Shareholders of International Fund are not being asked to vote on the amendment or elimination of Templeton Fund's fundamental investment restrictions.

     Although the proposed changes in fundamental investment policies and restrictions will provide Templeton Fund greater flexibility to respond to possible future investment opportunities, the Board of Directors of the Company will be advised that Global Advisors does not anticipate that the changes, individually or in the aggregate, will materially impact the way Templeton Fund is currently managed on a day-to-day basis. However, Templeton Fund may take advantage of changes to its investment policies and restrictions at any time in the future.

     Templeton Fund's current fundamental investment policies and restrictions, together with the proposed changes to the policies and restrictions and
International Fund's corresponding fundamental investment policies and restrictions, are set forth in greater detail in Exhibit B, which is entitled "Comparison of Templeton Fund's Current and Proposed Fundamental Investment Policies and Restrictions to International Fund's Corresponding Fundament Investment Policies and Restrictions." It is contemplated that the Transaction will proceed whether or not Templeton Fund's shareholders approve each of the proposed amendments to, or the elimination of, Templeton Fund's fundament investment policies and restrictions.


ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF THE FUNDS?

     Although worded slightly differently, the investment goal of each Fund is substantively the same. International Fund's investment goal is capital growth consistent with reasonable investment risk, and Templeton Fund's investment goal is long-term capital growth. In addition, each Fund focuses its investments on equity securities of companies located outside the United States. There are, however, several important differences between the investment strategies of each Fund.

     Templeton Fund has the ability to invest up to 100% of total assets in emerging markets while International Fund limits emerging market exposure to 20% of its net assets. As described below, the risks associated with investments in emerging markets are generally greater than investments in developed foreign markets. As of March 31, 2003, Templeton Fund had invested approximately [____]% of its total assets in emerging markets.

     Moreover, International Fund can invest up to 35% of its total assets in investment grade debt securities while Templeton Fund may invest up to 25% of its total assets in fixed income securities, including lower-rated debt securities (rated Caa or better by Moody's or CCC or better by S&P). Notwithstanding the ability of Templeton Fund to invest a significant percentage of its assets in lower-rated debt securities, as a non-fundamental investment policy that may be changed by the Company's Board of Directors without shareholder approval, Templeton Fund will not invest more than 5% of its total assets in such securities. The additional risks associated with investments in lower-rated debt securities are described below. As of March 31, 2003, Templeton Fund invested approximately [____]% of its total assets in lower-rated debt securities.

    Currently, Templeton Fund may also invest up to 15% of its total assets in securities that are not listed on a recognized U.S. or foreign securities exchange, including up to 10% in securities with a limited trading market, while International Fund may invest up to 15% of its net assets in illiquid securities, which are defined as securities that are not readily marketable or cannot be disposed of promptly within seven days and, in the usual course of business, at approximately the price at which the Fund has valued them. Although this difference would allow International Fund to invest a slightly greater percentage of its assets in securities that are deemed illiquid, International Fund has not historically invested a significant amount of its assets in such securities. In addition, management of the Company intends to recommend to the Company's Board of Directors that these investment restrictions of Templeton Funds, subject to requisite shareholder approval, be amended as described in Exhibit B. As a result, the Fund's restrictions on investments in illiquid securities would be the same.

     There is also a difference in the definition of foreign (non-U.S.) securities in which each Fund may invest. International Fund invests at least 65% of its net assets in securities of companies that derive more than 50% of their gross revenues from, or have more than 50% of their assets, outside the U.S. Templeton Fund invests at least 80% of its net assets in foreign securities, which are defined as securities issued by companies: (i) whose principal securities trading markets are outside the U.S.; (ii) that derive a significant share of their total revenue from either goods or services produced or sales made in markets outside the U.S.; (iii) that have a significant portion of their assets outside the U.S.; (iv) that are linked to non-U.S. dollar currencies; or (v) that are organized under the laws of, or with principal offices in, another country. Although each Fund defines the securities in which it may invest differently, there is not a significant difference in the securities that would be eligible investments for either Fund.

     There are differences in the Funds' other investment policies. In general, International Fund is less restricted than Templeton Fund in the types of derivatives in which International Fund may invest. Templeton Fund may use certain derivative strategies while seeking to protect its assets, implement a cash management strategy or enhance its returns. Pursuant to guidelines adopted by the Company's Board of Directors, Templeton Fund may currently enter into swap agreements, but not futures or options contracts. International Fund is also permitted to use derivative strategies, including futures contracts and options on futures contracts, as a substitute for purchasing securities. International Fund may also enter into forward currency contracts to attempt to eliminate currency exposure between the time of a securities transaction and settlement of that transaction.

     Notwithstanding the differences in the investment policies of the Funds, each Fund principally invests in equity securities, specifically common stocks.

HOW DO THE INVESTMENT RESTRICTIONS OF THE FUNDS DIFFER?

     Set forth below is a description of the main differences between the Funds' fundamental investment policies or restrictions. As discussed previously, however, management of the Company intends to recommend to the Company's Board of Directors to approve amendments to, or the elimination of, Templeton Fund's fundamental investment policies and restrictions in order to streamline and modernize the policies and restrictions.

     The shareholders of International Fund are not being asked to vote on the proposed amendments to, or elimination of, these investment policies and restrictions. The following is only a summary of such differences and is qualified in its entirety by references to the Templeton Fund Prospectus which is enclosed with this Prospectus/Proxy Statement, the SAI, which has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement, and Exhibit B, "Comparison of Templeton Fund's Current and Proposed Fundamental Investment Policies and Restrictions to International Fund's Corresponding Fundamental Investment Policies and Restrictions."

     BORROWING Generally, International Fund may borrow money, for any lawful purpose, from banks and affiliated investment companies to the extent permitted under the 1940 Act, and the rules and regulations promulgated thereunder, or applicable exemptive relief issued by the SEC, as each may be amended or interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws, Interpretations and Exemptions"). As a non-fundamental policy that may be changed by the Board of Trustees without shareholder approval, International Fund will not borrow money for leveraging purposes.

     Templeton Fund is restricted from borrowing money for any purpose other than redeeming its shares or purchasing its shares for cancellation. Even under these circumstances, Templeton Fund may only borrow money as a temporary measure and may not borrow more than 5% of the value of its total assets. Management of the Company intends to recommend to the Company's Board of Directors that these Templeton Fund investment restrictions be amended to: (i) prohibit borrowing money, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions; and (ii) eliminate the related restriction regarding Templeton Fund's ability to pledge, mortgage or hypothecate its assets.

     SENIOR SECURITIES Neither International Fund nor Templeton Fund may issue senior securities. Notwithstanding this limitation, International Fund may make any permitted borrowings, loans, mortgages or pledges; enter into options, futures contracts, forward contracts, repurchase transactions or reverse repurchase transactions; or make short sales of securities "against the box," as permitted by the 1940 Act Laws, Interpretations and Exemptions. Templeton Fund may not enter into options, futures contracts, or forward contracts pursuant to internal guidelines adopted by the Company's Board of Directors. In addition, Templeton Fund may not engage in short sales of securities. Management of the Company intends to recommend to the Company's Board of Directors that these Templeton Fund investment restrictions be amended to: (i) prohibit the issuance of senior securities, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions; (ii) eliminate the prohibitions on engaging in short sales and entering into options; and (iii) clarifying Templeton Fund's ability to engage in futures contracts and related options (subject to the Company's internal guidelines referenced above).

     ILLIQUID SECURITIES Templeton Fund has adopted a fundamental investment restriction that it will not invest more than 15% of its total assets in securities of foreign issuers that are not listed on a recognized U.S. or foreign securities exchange, including no more than 10% of its total assets (including warrants) that may be invested in securities with a limited trading market. International Fund has adopted a non-fundamental investment policy that it may not invest more than 15% of its net assets in illiquid securities.

     OTHER RESTRICTIONS Templeton Fund has adopted a fundamental investment restriction that it will not invest more than 5% of the value of its total assets in securities of issuers that have been in continuous operation less than three years. In addition, Templeton Fund is restricted from investing in "letter stocks" or securities on which there are any sales restrictions under a purchase agreement, and may not participate on a joint or a joint and several basis in any trading account in securities. International Fund has not adopted these same types of restrictions. International Fund may invest in other investment companies (as permitted by the 1940 Act Laws, Interpretations and Exemptions), whereas Templeton Fund may not invest in other open-end investment companies.

     Management of the Company intends to recommend to the Company's Board of Directors that these Templeton Fund investment restrictions be eliminated.

WHAT ARE THE PRINCIPAL RISK FACTORS ASSOCIATED WITH INVESTMENTS IN THE FUNDS?

     Like all investments, an investment in either Fund involves risk. There is no assurance that the Funds will meet their investment goals. The achievement of the Funds' goals depends upon market conditions, generally, and on the investment managers' analytical and portfolio management skills.

     COMMON STOCKS While common stocks historically have outperformed other asset classes over the long term, these types of securities tend to fluctuate in value more dramatically over the short term. These price movements may result from factors affecting individual companies, one or more industry sectors or the securities markets as a whole. Recently, economic events have had an adverse effect on the stock prices of most companies. Each Fund principally invests in common stocks and, therefore, each Fund is exposed to these risks.

     PREFERRED STOCKS Preferred stocks are equity securities that typically pay dividends at a specified rate and have a preference over common stock in the payment of dividends and the liquidation of assets. Although preferred stockholders typically receive a greater amount of dividends than common stockholders, preferred stocks may appreciate less than common stocks. In addition, preferred stocks may have fewer voting rights than common stocks.

     DEBT SECURITIES The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of debt securities generally declines. To the extend that a Fund holds debt securities in its portfolio, these changes in market value will be reflected in the Fund's net asset value.

     LOWER-RATED DEBT SECURITIES Templeton Fund may invest up to 25% of its assets in debt securities, including up to 5% of its total assets in those debt securities that are rated below investment grade. Although they may offer higher yields than do higher rated securities, low rated debt securities generally involve greater volatility of price and risk to principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. Bonds rated Caa by Moody's or CCC by S&P are of poor standing. These securities may be in default or there may be a greater rate of non-payment of principal or interest. Bonds rated CCC by S&P are regarded, on balance, as speculative. These securities will have some quality and protective characteristics, but these are outweighed by large uncertainties or major risk exposures to adverse conditions. Because International Fund cannot invest in lower-rated debt securities, the risks associated with these investments will be greater to Templeton Fund to the extent Templeton Fund invests in lower-rated debt securities.

     FOREIGN SECURITIES Investing in foreign securities typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price. Both Funds are exposed to the risks associated with investing in foreign securities.

     CURRENCY EXCHANGE RATES Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth less in U.S. dollars.

     POLITICAL AND ECONOMIC DEVELOPMENTS The political, economic and social structures of some foreign countries may be more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for a Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments.

     TRADING PRACTICES Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of a Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

     LIMITED MARKETS Certain foreign securities may be harder to sell and more volatile than many U.S. securities. This means a Fund may at times be unable to sell foreign securities at favorable prices.

     EMERGING MARKETS The risks of foreign investments typically are greater in less developed countries, sometimes referred to as emerging markets. For example, political and economic structures in these countries may be less established and may change rapidly. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets, and declines of 50% or more, are not uncommon.

                        INFORMATION ABOUT TEMPLETON FUND

     Information  about  Templeton  Fund  is  included  in  the  Templeton  Fund
Prospectus, which is attached to and incorporated by reference into (is considered a part of) this Prospectus/Proxy Statement. Additional information about Templeton Fund is included in its SAI dated January 1, 2003, which is incorporated into the Templeton Fund prospectus and considered a part of this Prospectus/Proxy Statement. Templeton Fund's Annual Report to Shareholders for the fiscal year ended August 31, 2002 and Semiannual Report to Shareholders for the period ended February 28, 2003, are attached to and considered a part of this Prospectus/Proxy Statement. You may request a free copy of the SAI and other information by calling 1-800/DIAL-BEN(R) or by writing to the Templeton Fund at P.O. Box 33030, St. Petersburg, FL 33733-8030.

     The Company files proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. These materials can be inspected and copied at: the SEC's Public Reference Branch, Office of Consumer Affairs and Information Services, at 450 Fifth Street NW, Room 1024, Washington, DC 20549. Also, copies of such material can be obtained from the SEC's Public Reference Section, Washington, DC 20549-6009, at prescribed rates, or from the SEC's Web address at HTTP://WWW.SEC.GOV.

                      INFORMATION ABOUT INTERNATIONAL FUND

     Information about International Fund is included in the current International Fund's Prospectus, which is incorporated into this Prospectus/Proxy Statement by reference, as well as the International Fund's SAI dated March 1, 2003, and in the Trust's Annual Report to Shareholders dated October 31, 2002. These documents have been filed with the SEC. You may request free copies of these documents and other information relating to International Fund by calling 1-800-539-FUND (800-539-3863) or by writing to the Trust at The International Funds, P.O. Box 182593, Columbus, OH 43218-2593. Reports and other information filed by the Trust can be inspected and copied at: the SEC's Public Reference Room at 450 Fifth Street NW, Room 1024, Washington, DC 20549. Also, copies of such material can be obtained from the SEC's Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, DC 20549-6009, at prescribed rates, or from the SEC's Web address at HTTP://WWW.SEC.GOV.

                       FURTHER INFORMATION ABOUT THE FUNDS

     The following is a discussion of certain, principal differences between the organization of each Fund and, where applicable, of the Delaware Statutory Trust. More detailed information about each Fund's current corporate structure is contained in each Fund's SAI.

     In addition, unless otherwise noted, the terms "Fund" and "Funds" below include the New Templeton Fund if the Company is reorganized into a Delaware Statutory Trust, as proposed by management.

     COMPARISON OF CAPITAL STRUCTURE. International Fund is one series of the Trust, which was organized as a Delaware business trust (now referred to as a Delaware statutory trust) pursuant to a Trust Instrument dated December 6, 1995, and amended and restated as of March 27, 2000. The number of shares of International Fund is unlimited, each having a par value of $0.001 per share. International Fund may issue fractional shares.

     Templeton Fund is one series of the Company, which was incorporated under the Maryland General Corporation Law (the "Maryland Code") on August 15, 1977. The Company has authorized capital of 2,600,000,000 shares of common stock, par value $1.00 per share, which has been allocated to Templeton Fund as follows:
2,000,000,000 - Templeton Fund Class A shares; 100,000,000 Templeton Fund Class B shares; 300,000,000 Templeton Fund Class C shares; 100,000,000 Templeton Fund Class R shares; and 100,000,000 Templeton Fund Advisory Class shares, with an aggregate par value of $2,600,000,000. Templeton Fund may also issue fractional shares. The New Templeton Fund will be one series of the Delaware Statutory Trust. The number of shares of the New Templeton Fund will be unlimited, each without par value. The New Templeton Fund will be able to issue fractional shares.

     Shares of both International Fund and Templeton Fund and shares of the New Templeton Fund will be fully paid, nonassessable, and freely transferable and have , or will have, no preference, preemptive, conversion or subscription rights. International Fund and Templeton Fund shareholders have no appraisal rights. Similarly, shareholders of the New Templeton Fund will have no appraisal rights.

     COMPARISON OF VOTING RIGHTS. For each Funds, each whole share is entitled to one vote as to any matter on which it is entitled to vote and each fractional share carries a proportionate fractional vote. Shareholders of the Funds are not entitled to cumulative voting in the election of Trustees or Directors, as appropriate.

     The 1940 Act provides that shareholders of the Funds have the power to vote with respect to certain matters: specifically, for the election and removal of Trustees/Directors, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, goals or restrictions deemed to be fundamental.

     In addition, shareholders of the Funds are granted the power to vote on certain matters by the laws of the jurisdiction under which they were formed and, for the Trust, by the Trust Instrument and for the Delaware Statutory Trust, by its Declaration of Trust. In most instances, the rights to vote on these matters are similar between the Funds. For example, the Trust's Trust Instrument specifically gives shareholders of the Trust the power to vote: (1) for the election and removal of Trustees to the extent required by certain provisions of the Trust Instrument, (2) with respect to certain amendments to the Trust Instrument, (3) with respect to any advisory contract as required by the 1940 Act, and (4) on such additional matters as required by law, the Trust Instrument, or any registration of the Trust with the SEC or any State, or as the Trustees may consider desirable.

     COMPARISON OF LEGAL STRUCTURES. Mutual funds, such as the Trust and the Delaware Statutory Trust, formed under the Delaware Statutory Trust Act, or its predecessor (the "Delaware Act"), are granted a significant amount of operational flexibility to adopt features, rights and obligations of the statutory trust and its trustees and shareholders in their charter instruments. Investment companies organized as the Trust or the Delaware SStaturoty Trust have been able to benefit from this flexibility to streamline their operations and minimize expenses. To a similar effect, the Maryland Code contains provisions specifically designed for investment companies, such as the Company, which take into account their unique structure and operations, and allow such investment companies to simplify their operations by reducing administrative burdens generally to operate more efficiently. For example, as with Delaware statutory trusts, funds organized as Maryland corporations are not required to hold annual stockholders' meetings if meetings are not otherwise required by the federal securities laws, the charter or by-laws, and such funds may create new classes or series of stock without having to obtain the approval of stockholders at a meeting.

     LIMITED LIABILITY FOR SHAREHOLDERS. Under the Delaware Act, shareholders of the Trust, including International Fund, and shareholders of the Delaware Statutory Trust, including the New Templeton Fund, are entitled to the same limitation of personal liability as is extended to shareholders of a corporation organized for profit under Delaware General Corporation Law. Under the Maryland Code, the shareholders of Templeton Fund are not subject to any personal liability for any claims against or liabilities of Templeton Fund or the Company solely by reason of being or having been a shareholder of Templeton Fund.

     BOARD OF TRUSTEES/BOARD OF DIRECTORS. Pursuant to the laws of Delaware and the Trust's Trust Instrument, the responsibility for the management of the Trust is vested in its Board of Trustees, which, among other things, is empowered by the Trust's Trust Instrument to elect the officers of the Trust and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management. Pursuant to the Trust Instrument, no Trustee of the Trust shall be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, except for his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Delaware Statutory Trust's Declaration of Trust has substantially the same provisions.

     Pursuant to the Maryland Code and the Company's Articles of Incorporation, the responsibility for the management and the exercise of the powers of the Company and Templeton Fund are vested in its Board of Directors. Under the Maryland Code, a director is required to perform his or her duties in good faith, in a manner he or she reasonably believes to be in the best interests of Templeton Fund and with the care that an ordinarily prudent person in a like position would use under similar circumstances. To the extent that a director performs his or her duties as required, he or she will not be liable by reason of having been a director. In addition, the Company's Articles of Incorporation and By-Laws provide further indemnification of Directors and officers of the Company for acts done in good faith and limit their personal liability for monetary damages.


     INSPECTION RIGHTS. Each Fund provides certain inspection rights to shareholders of its books and records, at least to the extent required by applicable law.

                               VOTING INFORMATION

HOW MANY VOTES ARE NECESSARY TO APPROVE THE PLAN?

     An Affirmative Majority Vote of International Fund's shareholders entitled to vote is necessary to approve the Plan. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share of International Fund held at the close of business on July 25, 2003 (the "Record Date"). If sufficient votes to approve the Plan are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies.

     One-third of International Fund's aggregate shares entitled to vote in person or by proxy shall be a quorum for the transaction of business at the Meeting. Under relevant state law and the Trust's governing documents, abstentions and broker non-votes (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be included for purposes of determining whether a quorum is present at the Meeting, but will be treated as votes not cast and, therefore, will not be counted for purposes of determining whether the matters to be voted upon at the Meeting have been approved, and will have the same effect as a vote against the Plan.

HOW DO I ENSURE MY VOTE IS ACCURATELY RECORDED?

     You can vote in any one of three ways:

          o By mail, with the enclosed proxy card.

          o In person at the Meeting.

          o By telephone, if your account is eligible; a control number is provided on your proxy card and separate instructions are enclosed.

     A proxy card is, in essence, a ballot. When you vote your proxy, it tells us how you want to vote on important issues relating to International Fund. If you simply sign and date the proxy card but give no voting instructions, your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.

CAN I REVOKE MY PROXY?

     You may revoke your proxy at any time before it is voted by sending a written notice to the Trust expressly revoking your proxy, by signing and forwarding to the Trust a later-dated proxy card, or by attending the Meeting and voting in person.

WHAT OTHER MATTERS WILL BE VOTED UPON AT THE MEETING?

     The Board of Trustees of the Trust does not intend to bring any matters before the Meeting other than those described in this Prospectus/Proxy Statement. It is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

WHO IS ENTITLED TO VOTE?

     Shareholders of record of International Fund on the Record Date will be entitled to vote at the Meeting. On the Record Date, there were [ ________ ] outstanding shares of International Fund.

WHAT OTHER SOLICITATIONS WILL BE MADE?

     International Fund will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record. The Trust may reimburse broker-dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition to solicitations by mail, officers and employees of the Trust, without extra pay, may conduct additional solicitations by telephone, personal interviews, and other means. The costs of any such additional solicitation and of any adjourned session will be paid by Distributors.

ARE THERE DISSENTERS' RIGHTS?

     Shareholders of International Fund will not be entitled to any "dissenters' rights" because the proposed Transaction involves two open-end investment companies registered under the 1940 Act (commonly called mutual funds). Although no dissenters' rights may be available, you have the right to redeem your shares at the next calculated NAV until the closing date, subject to any contingent deferred sales charge applicable to Class R shares. After the closing date, you may redeem your Templeton Fund shares or exchange them for shares of certain other funds in Franklin Templeton Investments. Redemptions are subject to the terms in the prospectus of the respective Fund.


                           PRINCIPAL HOLDERS OF SHARES

     As of the Record Date, the officers and trustees of the Trust, as a group, owned of record and beneficially less than 1% of the outstanding voting shares of International Fund. In addition, as of the Record Date, the officers and directors of the Company, as a group, owned of record and beneficially [[ ]% of Templeton Fund] [less than 1% of the outstanding voting shares of Templeton Fund]. From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the knowledge of either Fund, except as listed below, as of the Record Date, no other person owned (beneficially or of record) 5% or more of the outstanding shares of any class of Templeton Fund or International Fund.

NAME AND ADDRESS          SHARE CLASS                PERCENTAGE (%)
-------------------------------------------------------------------------------





     Upon completion of the Transaction, it is not expected that those persons disclosed above as owning 5% or more of International Fund's outstanding Class A or Class R shares will own in excess of 5% of the then outstanding Class A or Class R shares of Templeton Fund.


                                  ADJOURNMENT

     The holders of a majority of the shares present (in person or by proxy) and entitled to vote at the Meeting may adjourn the Meeting. Such authority to adjourn the Meeting may be used in the event that a quorum is not present at the Meeting or, in the event that a quorum is present but sufficient votes have not been received to approve the Proposal, or for any other reason consistent with relevant state law and the Trust's governing documents, including to allow for the further solicitation of proxies. Unless otherwise instructed by a shareholder granting a proxy, the persons designated as proxies may use their discretionary authority to vote as instructed by management of the Trust on questions of adjournment.

By Order of the Board of Trustees,


Cynthia Lee Lindsey
SECRETARY

[ ], 2003



GLOSSARY

USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended

BISYS FUND SERVICES - BISYS Fund Services, Inc., BISYS Fund Services Limited Partnership, or BISYS Fund Services Ohio, Inc., each located at 3435 Stelzer Road, Columbus, OH 43219, serving as administrator, principal underwriter and transfer agent, respectively, for International Fund.

DISTRIBUTORS - Franklin Templeton Distributors, Inc., One Franklin Parkway, San Mateo, CA 94403-1906, the principal underwriter for Templeton Fund.

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in Franklin Templeton Investments except Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund.

FRANKLIN TEMPLETON INVESTMENTS - All registered investment companies and other accounts managed by various subsidiaries of Franklin Resources, Inc., a publicly owned holding company.

FT SERVICES - Franklin Templeton Services, LLC, the administrator for Templeton Fund. FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate to Templeton Fund's investment manager and principal underwriter.

GLOBAL ADVISORS - Templeton Global Advisors Limited, Lyford Cay, Nassau, Bahamas, the investment manager for Templeton Fund.

INVESTMENT COUNSEL - Templeton Investment Counsel, LLC, 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, FL 33394-3091, the investment sub-adviser of International Fund.

INVESTOR SERVICES - Franklin Templeton Investor Services, LLC, One Franklin Parkway, San Mateo, CA 94403-1906, the shareholder servicing and transfer agent to Templeton Fund.

KEYCORP - KeyCorp, a financial services holding company, headquartered at 127 Public Square, Cleveland, OH 44114.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting a fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

RESOURCES - Franklin Resources, Inc., headquartered at One Franklin Parkway, San Mateo, CA 94403-1906.

SAI - Statement of Additional Information

SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Funds. This reference is for convenience only and does not indicate a legal conclusion of capacity.

U.S. - United States

Victory Capital Management Inc. - Victory Capital Management Inc., 127 Public Square, Cleveland, OH 44114, a New York corporation registered as an investment adviser with the SEC and the investment manager for International Fund. Victory Capital Management Inc. is a wholly owned subsidiary of KeyCorp.





                     EXHIBITS TO PROSPECTUS/PROXY STATEMENT

EXHIBIT

  A Agreement and Plan of Reorganization by The Victory Portfolios, on behalf of the International Fund, and Templeton Funds, Inc., on behalf of Templeton Foreign Fund (attached)

  B Comparison of Templeton Fund's Current and Proposed Fundamental Investment Policies and Restrictions to International Fund's Fundamental Investment Policies and Restrictions (attached)

  C Prospectus of Templeton Foreign Fund - Class A and R, dated January 1, 2003 (enclosed)

  D Annual Report to Shareholders of Templeton Foreign Fund for the fiscal year ended August 31, 2002 (enclosed)

  E Semiannual Report to Shareholders of Templeton Foreign Fund for the period ended February 28, 2003 (enclosed)

                                   EXHIBIT A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Plan"), is made as of this ___ day of May, 2003, by and between The Victory Portfolios (the "Trust"), a statutory trust created under the laws of the State of Delaware in 1995 (as successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986), with its principal place of business at 3435 Stelzer Road, Columbus, Ohio 43219, on beha1f of its series, the International Fund, and Templeton Funds, Inc. (the "Company"), a corporation organized under the laws of the State of Maryland in 1977 with its principal place of business at 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, Florida 33394-3091, on beha1f of its series, Templeton Foreign Fund ("Templeton Fund").

                             PLAN OF REORGANIZATION

     The reorganization (hereinafter referred to as the "Plan of Reorganization") will consist of (i) the acquisition by the Company on behalf of Templeton Fund, of substantially all of the property, assets and goodwill of International Fund in exchange solely for full and fractional [Class A and Class R] shares of common stock, par value $1.00 per share, of Templeton Fund ("Templeton Fund Shares"); (ii) the distribution of Templeton Fund Shares to the shareholders of Class A and Class R shares of International Fund (the
"International Fund Shares"), according to their respective interests in International Fund in complete liquidation of International Fund; and (iii) the dissolution of International Fund as soon as is practicable after the closing (as defined in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of the Plan hereinafter set forth.

                                    AGREEMENT

     In order to consummate the Plan of Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1. SALE AND TRANSFER OF ASSETS, LIQUIDATION AND DISSOLUTION OF INTERNATIONAL
   FUND.

     (a) Subject to the terms and conditions of this Plan, and in reliance on the representations and warranties of the Company, on behalf of Templeton Fund, herein contained, and in consideration of the delivery by the Company of the number of Templeton Fund Shares hereinafter provided, the Trust on behalf of International Fund agrees that it will convey, transfer and deliver to the Company, for the benefit of Templeton Fund, at the Closing all of International Fund's then existing assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (i) discharge its unpaid liabilities on its books at the closing date (as defined in Section 3, hereinafter called the "Closing Date"), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date and excluding those liabilities that would otherwise be discharged at a later date in the ordinary course of business; and (ii) pay such contingent liabilities as the Board of Trustees of the Trust shall reasonably deem to exist against International Fund, if any, at the Closing Date, for which contingent and other appropriate liability reserves shall be established on International Fund's books (hereinafter "Net Assets"). Neither the Company nor Templeton Fund shall assume any liability of International Fund or the Trust, and International Fund shall use its reasonable best efforts to discharge all of its known liabilities, so far as may be possible, from the cash, bank deposits and cash equivalent securities described above. International Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

     (b) Subject to the terms and conditions of this Plan, and in reliance on the representations and warranties of the Trust, on behalf of International Fund, herein contained, and in consideration of such sale, conveyance, transfer, and delivery, the Company agrees at the Closing to deliver to the Trust the number of Templeton Fund Shares, determined by dividing the net asset value per share of each of Class A and Class R shares of International Fund by the net asset value per share of each of Class A and Class R shares of Templeton Fund, respectively, and separately multiplying the result thereof by the number of outstanding Class A and Class R shares, respectively, of International Fund, as of 4:00 p.m. Eastern time on the Closing Date. The Templeton Fund Shares delivered to the Trust at the Closing shall have an aggregate net asset value equal to the value of the International Fund's Net Assets, all determined as provided in Section 2 of this Plan and as of the date and time specified therein.

     (c) Immediately following the Closing, the Trust shall dissolve International Fund and distribute pro rata to International Fund's shareholders of record as of the close of business on the Closing Date, Templeton Fund Shares received by International Fund pursuant to this Section 1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of Templeton Fund of the type and in the amounts due such shareholders based on their respective holdings as of the close of business on the Closing Date. Fractional Templeton Fund Shares shall be carried to the third decimal place. As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing shares of beneficial interest of International Fund shall be entitled to surrender the same to the transfer agent for Templeton Fund in exchange for the number of Templeton Fund Shares of the same class into which the International Fund Shares theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for Templeton Fund Shares shall not be issued, unless specifically requested by the shareholders. Until so surrendered, each outstanding certificate which, prior to the Closing, represented shares of beneficial interest of International Fund shall be deemed for all Templeton Fund's purposes to evidence ownership of the number of Templeton Fund Shares into which the International Fund Shares (which prior to the Closing were represented thereby) have been converted.

     (d) At the Closing, each shareholder of record of International Fund as of the record date (the "Distribution Record Date") with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 8(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of International Fund that such person had on such Distribution Record Date.

     (e) All books and records relating to International Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder, shall be available to the Company from and after the date of this Agreement, and shall be turned over to the Company on or prior to the Closing.

2.  VALUATION.

     (a) The net asset value of Templeton Fund Shares and International Fund Shares and the value of International Fund's Net Assets to be acquired by Templeton Fund hereunder shall in each case be computed as of 4:00 p.m. Eastern time on the Closing Date unless on such date (a) the New York Stock Exchange ("NYSE") is not open for unrestricted trading or (b) the reporting of trading on the NYSE or elsewhere is disrupted or (c) any other extraordinary financial event or market condition occurs (all such events described in (a), (b) or (c) are each referred to as a "Market Disruption"). The net asset value per share of the Templeton Fund Shares and International Fund Shares and the value of the International Fund's Net Assets shall be computed in accordance with the valuation procedures set forth in the respective prospectuses of Templeton Fund and International Fund.

     (b) In the event of a Market Disruption on the proposed Closing Date so that an accurate appraisal of the net asset value of Templeton Fund Shares or International Fund Shares or the value of the International Fund's Net Assets is impracticable, the Closing Date shall be postponed until the first business day when regular trading on the NYSE shall have been fully resumed and reporting shall have been restored and other trading markets are otherwise stabilized.

     (c)All computations of value regarding the net asset value of the Templeton Fund Shares and International Fund Shares and the value of International Fund's Net Assets shall be made by the administrator to Templeton Fund; provided, however, that all computations of value shall be subject to review by International Fund.

3. CLOSING AND CLOSING DATE.

     The Closing Date shall be August [ ], 2003, or such later date as the parties may mutually agree. The Closing shall take place at the principal office of the Trust at 5:00 p.m., Eastern time, on the Closing Date. The Trust on behalf of International Fund shall have provided for delivery as of the Closing of those Net Assets of International Fund to be transferred to the account of Templeton Fund's Custodian, JPMorgan Chase Bank, Network Management, 4 Chase MetroTech Center - 10th Floor, Brooklyn, NY 11245. Also, the Trust, on behalf of International Fund, shall deliver at the Closing a list of names and addresses of the shareholders of record of each class of International Fund Shares and the number of full and fractional shares of beneficial interest owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of 4:00 p.m. Eastern time on the Closing Date, certified by its transfer agent or by its President to the best of its or his knowledge and belief. The Company on behalf of Templeton Fund shall issue and deliver a certificate or certificates evidencing the Templeton Fund Shares to be delivered to the account of International Fund at said transfer agent registered in such manner as the officers of the Trust on behalf of International Fund may request, or provide evidence satisfactory to the Trust that such Templeton Fund Shares have been registered in an account on the books of Templeton Fund in such manner as the officers of the Trust on behalf of International Fund may reasonably request.

4. REPRESENTATIONS AND WARRANTIES BY THE COMPANY ON BEHALF OF TEMPLETON FUND.

     The Company, on behalf of Templeton Fund, represents and warrants to the Trust that:

     (a) Templeton Fund is a series of the Company, a corporation organized under the laws of the State of Maryland on August 15, 1977, and is validly existing under the laws of that State. The Company is duly registered under the 1940 Act as an open-end, management investment company and all of the Templeton Fund Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act"), except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital as required by the 1940 Act.

     (b) The Company is authorized to issue two billion six hundred million shares of common stock of Templeton Fund, par value $1.00 per share, each outstanding share of which is, and each share of which when issued pursuant to and in accordance with the Plan will be, fully paid, non-assessable, freely transferable and has or will have full voting rights. The Company currently issues shares of two (2) series, including Templeton Fund. Templeton Fund is further divided into five classes of shares of which Templeton Fund Shares represent two classes: Class A and Class R shares of common stock. No shareholder of the Company shall have any option, warrant or preemptive right of subscription or purchase with respect to Templeton Fund Shares.

     (c) The financial statements appearing in the Templeton Fund's Annual Report to Shareholders for the fiscal year ended August 31, 2002, audited by PricewaterhouseCoopers LLP, copies of which have been delivered to the Trust, and any interim unaudited financial statements, copies of which may be furnished to the Trust, fairly present the financial position of Templeton Fund as of their respective dates and the results of Templeton Fund's operations for the period indicated in conformity with generally accepted accounting principles applied on a consistent basis.

     (d) The books and records of Templeton Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of Templeton Fund.

     (e) The Company has the power to own all of its properties and assets, to perform its obligations under the Plan and to consummate the transactions contemplated herein. The Company has all necessary federal, state and local authorizations, consents and approvals required to own all of its properties and assets and to conduct Templeton Fund's business as such business is now being conducted and to consummate the transactions contemplated herein.

     (f) The Company, on behalf of Templeton Fund, is not a party to or obligated under any provision of its Articles of Incorporation, as amended ("Articles of Incorporation") or Amended and Restated By-laws ("By-laws"), or any contract or any other commitment or obligation and is not subject to any order or decree that would be violated by its execution of or performance under the Plan, and no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Templeton Fund or the Company of the transactions contemplated by the Plan, except for the registration of the Templeton Fund Shares under the 1933 Act, the 1940 Act, or as may otherwise be required under the federal and state securities laws or the rules and regulations thereunder.

     (g) The Company has elected to treat Templeton Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Templeton Fund is a "fund" as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception, and will qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

     (h) Templeton Fund is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     (i) Templeton Fund does not have any unamortized or unpaid organizational fees or expenses.

     (j) All information to be furnished by the Company to the Trust for use in preparing any prospectus, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

     (k) Templeton Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those incurred in the ordinary course of business as an investment company.

     (l) There is no intercorporate indebtedness existing between International Fund and Templeton Fund that was issued, acquired or will be settled at a discount.

     (m) Templeton Fund does not own, directly or indirectly, nor has it owned during the past five (5) years, directly or indirectly, any shares of International Fund.

     (n) The Company has no plan or intention to issue additional shares of Templeton Fund following the reorganization except for shares issued in the ordinary course of Templeton Fund's business as a series of an open-end investment company; nor does the Company have any plan or intention to redeem or otherwise reacquire any shares of Templeton Fund issued pursuant to the Plan of Reorganization, either directly or through any Transaction, agreement, or arrangement with any other person, other than in the ordinary course of its business or to the extent necessary to comply with its legal obligation under
Section 22(e) of the 1940 Act.

     (o) Templeton Fund will actively continue International Fund's business in substantially the same manner that International Fund conducted that business immediately before the Plan of Reorganization. Templeton Fund has no plan or intention to sell or otherwise dispose of any of the former assets of International Fund, except for dispositions made in the ordinary course of its business or dispositions necessary to maintain its qualification as a RIC, although in the ordinary course of its business, Templeton Fund will continuously review its investment portfolio (as International Fund did before the Closing) to determine whether to retain or dispose of particular stocks or securities, including those included among the former assets of International Fund.

     (p) The registration statement on Form N-14 referred to in Section 7(g) hereof (the "Registration Statement") (other than the portions of such documents based on information furnished by or on behalf of the Trust for inclusion or incorporation by reference therein), and any prospectus or statement of additional information of Templeton Fund contained or incorporated therein by reference, and any supplement or amendment to the p Registration Statement or any such prospectus or statement of additional information, on the effective and clearance dates of the Registration Statement, on the date of the Special Meeting of International Fund shareholders, and on the Closing Date: (a) shall comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (b) shall not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading.

5.REPRESENTATIONS AND WARRANTIES BY THE TRUST ON BEHALF OF INTERNATIONAL FUND.

     The Trust, on behalf of International Fund, represents and warrants to the Company that:

     (a) International Fund is a series of the Trust, a statutory trust created under the laws of The State of Delaware on December 6, 1995 (as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986), and is validly existing under the laws of the State of Delaware. The Trust is duly registered under the 1940 Act as an open-end, management investment company and all of the Trust's International Fund Shares sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital, as required by the 1940 Act.

     (b) The Trust is authorized to issue an unlimited number of shares of beneficial interest of International Fund, par value $0.001 per share, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights. The Trust issues shares of twenty-nine (29) series, including International Fund. International Fund has two classes of shares:
Class A and Class R, and an unlimited number of shares of beneficial interest of the Trust have been allocated and designated to each class of International Fund. No shareholder of the Trust has or will have any option, warrant or preemptive rights of subscription or purchase with respect to International Fund Shares.

     (c) The financial statements appearing in International Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2002, audited by PricewaterhouseCoopers LLP, copies of which have been delivered to the Company, and any interim financial statements for the Trust which may be furnished to the Company, fairly present the financial position of International Fund as of their respective dates and the results of International Fund's operations for the period indicated in conformity with generally accepted accounting principles applied on a consistent basis.

     (d) The books and records of International Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of International Fund.

     (e) The Trust has the power to own all of its properties and assets, to perform its obligations under the Plan and to consummate the transactions contemplated herein. The Trust is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Trust has all necessary federal, state and local authorizations, consents and approvals required to own all of its properties and assets and to conduct International Fund's business as such business is now being conducted and to consummate the transactions contemplated herein.

     (f) The Trust, on behalf of International Fund, is not a party to or obligated under any provision of its Trust Instrument or Bylaws, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under the Plan. The Trust has furnished the Company with copies or descriptions of all material agreements or other arrangements to which International Fund is a party or to which its assets are subject. International Fund has no material contracts or other commitments (other than the Plan or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under this Plan) which will not be terminated by International Fund in accordance with their terms at or prior to the Closing Date, or which will result in a penalty or additional fee to be due or payable by International Fund.

     (g) The Trust has elected to treat International Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code. International Fund is a "fund" as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception, and will qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

     (h) International Fund is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     (i) International Fund does not have any unamortized or unpaid organization fees or expenses.

     (j) The Prospectus for Class A and Class R shares of International Fund, dated March 1, 2003, and the corresponding Statement of Additional Information, dated March 1, 2003, as amended to date, do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and any amended, revised, or new prospectus or statement of additional information of International Fund or any supplement thereto, that is hereafter filed with the SEC (copies of which documents shall be provided to the Company promptly after such filing), shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading.

     (k) International Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 5(c) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements. On the Closing Date, the Trust shall advise the Company in writing of all International Fund's known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued at such time.

     (l) Since October 31, 2002, there has not been any material adverse change in International Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of its business.

     (m) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by International Fund or the Trust of the transactions contemplated by the Plan, except the necessary International Fund shareholder approval, or as may otherwise be required under the federal or state securities laws or the rules and regulations thereunder.

     (n) All information to be furnished by the Trust or International Fund for use in preparing the Registration Statement, and the combined proxy statement and prospectus to be included in the Registration Statement, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

     (o) There is no intercorporate indebtedness existing between International Fund and Templeton Fund that was issued, acquired or will be settled at a discount.

     (p) During the five-year period ending on the Closing Date, (i) International Fund has not acquired, and will not acquire, International Fund Shares with consideration other than Templeton Fund Shares or International Fund Shares, except for redemptions in the ordinary course of the International Fund's business or to the extent necessary to comply with its legal obligation under Section 22(e) of the 1940 Act, and (ii) no distributions have been made with respect to the International Fund Shares (other than regular, normal dividend distributions made pursuant to the International Fund's historic dividend paying practice), either directly or through any transaction, agreement, or arrangement with any other person, except for distributions described in Sections 852 and 4982 of the Code.

     (q) As of the Closing Date, International Fund will not have outstanding any warrants, options, convertible securities, or any other type of rights pursuant to which any person could acquire shares of International Fund, except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end diversified management investment company operating under the 1940 Act.

     (r)   Throughout   the  five  year  period  ending  on  the  Closing  Date,
International Fund will have conducted its historic business within the meaning of Section 1.368-1(d) of the Income Tax Regulations under the Code.

6. REPRESENTATIONS AND WARRANTIES BY THE TRUST AND THE COMPANY.

     The Trust, on behalf of International Fund, and the Company, on behalf of Templeton Fund, each represents and warrants to the other that:

     (a) The statement of assets and liabilities to be furnished by it as of 4:00 p.m. Eastern time on the Closing Date for the purpose of determining the number of Templeton Fund Shares to be issued pursuant to Section 1 of the Plan, will accurately reflect each Fund's Net Assets and outstanding shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

     (b) Except as disclosed in its currently effective prospectus relating to International Fund, in the case of the Trust, and Templeton Fund, in the case of the Company, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against it. Neither the Company nor the Trust is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects Templeton Fund's or International Fund's business or their ability to consummate the transactions herein contemplated.

     (c) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

     (d) The execution, delivery, and performance of the Plan have been duly authorized by all necessary action of its Board of Trustees/Directors, as the case may be, and the Plan, subject to the approval of International Fund's shareholders in the case of the Trust, constitutes a valid and binding obligation enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles.

     (e) It anticipates that consummation of the Plan will not cause neither International Fund, in the case of the Trust, nor Templeton Fund, in the case of the Company, to fail to conform to the requirements of Subchapter M of the Code for federal income taxation qualification as a RIC at the end their respective fiscal years.

7. COVENANTS OF THE TRUST AND THE COMPANY.

     (a) The Trust, on behalf of International Fund, and the Company, on behalf of Templeton Fund, each covenants to operate their respective businesses as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise taxes.

     (b) The Trust, on behalf of International Fund, undertakes that it will not acquire Templeton Fund Shares for the purpose of making distributions thereof to anyone other than International Fund's shareholders.

     (c) The Trust, on behalf of International Fund, undertakes that, if the Plan is consummated, it will liquidate and dissolve International Fund.

     (d) The Trust, on behalf of International Fund, and the Company, on behalf of Templeton Fund, each agree that, by the Closing, all of their Federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all Federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes, and to the best of their knowledge no such tax return is currently under audit and no tax deficiency or liability has been asserted with respect to such tax returns or reports by the Internal Revenue Service or any state or local tax authority.

     (e) At the Closing, the Trust, on behalf of International Fund, will provide Templeton Fund a copy of the shareholder ledger accounts, certified by International Fund's transfer agent or its President to the best of its or his knowledge and belief, for all the shareholders of record of International Fund Shares as of 4:00 p.m. Eastern time on the Closing Date who are to become shareholders of Templeton Fund as a result of the transfer of assets that is the subject of the Plan.

     (f) The Board of Trustees of the Trust shall call and the Trust shall hold, a Special Meeting of International Fund's shareholders to consider and vote upon the Plan (the "Special Meeting") and the Trust shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein. The Trust agrees to mail to each shareholder of record of International Fund entitled to vote at the Special Meeting at which action on the Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined Prospectus/Proxy Statement that complies in all material respects with the applicable provisions of the 1933 Act, Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

     (g) The Company will file with the U.S. Securities and Exchange Commission (the "SEC") the Registration Statement and will use its best efforts to provide that the Registration Statement becomes effective as promptly as is practicable. At the time it becomes effective, the Registration Statement will (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the Special Meeting, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

     (h) Subject to the provisions of this Plan, the Company and the Trust each shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Plan.

     (i) The Trust shall furnish to the Company on the Closing Date a Statement of Assets and Liabilities of International Fund as of the Closing Date, which statement shall be prepared in accordance with GAAP consistently applied and shall be certified by International Fund's Treasurer or Assistant Treasurer. As promptly as practicable, but in any case, within forty-five (45) days after the Closing Date, the Trust shall furnish to the Company, in such form as is reasonably satisfactory to the Company, a statement of the earnings and profits of International Fund for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to Templeton Fund as a result of Section 381 of the Code, which statement shall be certified by International Fund's Treasurer or Assistant Treasurer. The Trust covenants that International Fund has no earnings and profits that were accumulated by it or any acquired entity during a taxable year when it or such entity did not qualify as a RIC under the Code, or, if it has such earnings and profits, it shall distribute them to its shareholders prior to the Closing Date.

     (j) The Trust shall deliver to the Company at the Closing Date confirmation or other adequate evidence as to the tax costs and holding periods of the assets and property of International Fund transferred to the Company in accordance with the terms of this Plan.

8. CONDITIONS PRECEDENT TO BE FULFILLED BY THE TRUST AND THE COMPANY.

     The consummation of the Plan hereunder shall be subject to the following respective conditions:

     (a) That: (i) all the representations and warranties of the other party contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) the other party shall have performed all obligations required by this Plan to be performed by it prior to the Closing; and (iii) the other party shall have delivered to such party a certificate signed by the President and by the Secretary or equivalent officer to the foregoing effect.

     (b) That each party shall have delivered to the other party a copy of the resolutions approving the Plan adopted and approved by the appropriate action of the Board of Directors/Trustees certified by its Secretary or equivalent officer of each of the Funds.

     (c) That the SEC shall have declared effective the Registration Statement and not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either party or would prohibit the transactions contemplated hereby.

     (d) That the Plan and the Plan of Reorganization contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of International Fund at an annual or special meeting or any adjournment thereof.

     (e) That a distribution or distributions shall have been declared for International Fund prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed ordinary income and capital gain net income from any prior period to the extent not otherwise declared for distribution. Capital gain net income has the meaning given such term by Section 1222(g) of the Code.

     (f) That all required consents of other parties and all other consents, orders, and permits of federal, state and local authorities (including those of the SEC and of state Blue Sky securities authorities, including any necessary "no-action" positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of material adverse effect on the assets and properties of International Fund or Templeton Fund.

     (g) That there shall be delivered to the Trust, on behalf of International Fund, and the Company, on behalf of Templeton Fund, an opinion in form and substance satisfactory to them, from the law firm of Stradley Ronon Stevens & Young, LLP, counsel to the Company, to the effect that, provided the transaction contemplated hereby is carried out in accordance with the Plan, the laws of the State of Delaware and the State of Maryland, and based upon certificates of the officers of the Trust and the Company with regard to matters of fact:

          (1) The acquisition by Templeton Fund of substantially all the assets of International Fund as provided for herein in exchange for Templeton Fund Shares followed by the distribution by International Fund to its shareholders of Templeton Fund Shares in complete liquidation of International Fund will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and International Fund and Templeton Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

          (2) No gain or loss will be recognized by International Fund upon the transfer of substantially all of its assets to Templeton Fund in exchange solely for voting shares of Templeton Fund (Sections 361(a) and 357(a) of the Code);

          (3) Templeton Fund will recognize no gain or loss upon the receipt of substantially all of the assets of International Fund in exchange solely for voting shares of Templeton Fund (Section 1032(a) of the Code);

          (4) No gain or loss will be recognized by International Fund upon the distribution of Templeton Fund Shares to its shareholders in liquidation of International Fund (in pursuance of the Plan) (Section 361(c)(1) of the Code);

          (5) The basis of the assets of International Fund received by Templeton Fund will be the same as the basis of such assets to International Fund immediately prior to the Plan of Reorganization (Section 362(b) of the Code);

          (6) The holding period of the assets of International Fund received by Templeton Fund will include the period during which such assets were held by International Fund (Section 1223(2) of the Code);

          (7) No gain or loss will be recognized by the shareholders of International Fund upon the exchange of their shares in International Fund for voting shares of Templeton Fund including fractional shares to which they may be entitled (Section 354(a) of the Code);

          (8) The basis of Templeton Fund Shares received by the shareholders of International Fund shall be the same as the basis of the International Fund Shares exchanged therefor (Section 358(a)(1) of the Code);

          (9) The holding period of Templeton Fund Shares received by shareholders of International Fund (including fractional shares to which they may be entitled) will include the holding period of the International Fund Shares surrendered in exchange therefor, provided that the International Fund Shares were held as a capital asset on the effective date of the exchange (Section 1223(1) of the Code); and

          (10) Templeton Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury ("Treasury Regulations")) the items of International Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations.

     (h) That there shall be delivered to the Company, on behalf of Templeton Fund, an opinion in form and substance satisfactory to it from the law firm of Kramer Levin Naftalis & Frankel LLP, counsel to the Trust, on behalf of International Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

          (1) International Fund is a series of the Trust and that the Trust is a validly existing business trust in good standing under the laws of the State of Delaware;

          (2) The Trust is authorized to issue an unlimited number of shares of beneficial interest, par value $0.001 per share, of International Fund. Two classes of shares of International Fund (Class A and Class
          R) have been designated as International Fund Shares, and an unlimited number of shares of beneficial interest of the Trust have been allocated to International Fund Shares. Assuming that the initial shares of beneficial interest of International Fund were issued in accordance with the 1940 Act and the Trust Instrument and Bylaws of the Trust, and that all other outstanding shares of International Fund were sold, issued and paid for in accordance with the terms of International Fund's prospectus in effect at the time of such sales, each such outstanding share is fully paid, non-assessable, freely transferable and has full voting rights;

          (3) The Trust is an open-end investment company of the management type registered as such under the 1940 Act;

          (4) Except as disclosed in International Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against International Fund, the unfavorable outcome of which would materially and adversely affect the Trust or International Fund;

          (5) The execution and delivery of the Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary trust action on the part of the Trust on behalf of International Fund; and

          (6) To the knowledge of such counsel, neither the execution, delivery, nor performance of this Plan by the Trust, on behalf of International Fund, violates any provision of its Trust Instrument or Bylaws, or the provisions of any agreement or other instrument filed by the Trust as an exhibit to its Registration Statement on Form N-1A; this Plan is the legal, valid and binding obligation of the Trust, on behalf of International Fund, and is enforceable against the Trust, on behalf of International Fund, in accordance with its terms.

In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of the Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Trust, and an opinion of local Delaware counsel as to matters of Delaware law.

     (i) That there shall be delivered to the Trust, on behalf of International Fund, an opinion in form and substance satisfactory to it from the law firm of Stradley Ronon Stevens & Young, LLP, counsel to the Company, on behalf of Templeton Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws now or hereafter affecting generally the enforcement of creditors' rights:

          (1) Templeton Fund is a series of the Company and the Company is a validly existing corporation in good standing under the laws of the State of Maryland;

          (2) The Company is authorized to issue two billion six hundred million shares of common stock, par value $1.00 per share of Templeton Fund. Templeton Fund is further divided into five (5) classes of shares of which Templeton Fund Shares constitute Class A and Class R shares, par value $1.00 per share. Assuming that the initial shares of common stock of Templeton Fund were issued in accordance with the 1940 Act, and the Articles of Incorporation and the By-laws of the Company, and that all other outstanding shares of Templeton Fund were sold, issued and paid for in accordance with the terms of Templeton Fund's prospectus in effect at the time of such sales, each such outstanding share of Templeton Fund is fully paid, non-assessable, freely transferable and has full voting rights;

          (3) Templeton Fund is an open-end investment company of the management type registered as such under the 1940 Act;

          (4) Except as disclosed in Templeton Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Templeton Fund, the unfavorable outcome of which would materially and adversely affect the Company or Templeton Fund;

          (5) Templeton Fund Shares to be issued pursuant to the terms of this Plan have been duly authorized and, when issued and delivered as provided in the Plan and the Registration Statement, will have been validly issued and fully paid and will be non-assessable by the Company, on behalf of Templeton Fund;

          (6) The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary corporate action on the part of the Company, on behalf of Templeton Fund;

          (7) To the knowledge of such counsel, neither the execution, delivery, nor performance of this Plan by the Company, on behalf of Templeton Fund, violates any provision of its Articles of Incorporation or By-laws, or the provisions of any agreement or other instrument filed by the Company as an exhibit to its Registration Statement on Form N-1A; this Plan is the legal, valid and binding obligation of the Company, on behalf of Templeton Fund, and is enforceable against the Company, on behalf of Templeton Fund, in accordance with its terms; and

          (8) The registration statement of the Company, of which the prospectus dated January 1, 2003 of Templeton Fund is a part (the "Prospectus") is, at the time of the signing of this Plan, effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of such registration statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the SEC under the 1933 Act, and nothing has come to counsel's attention that causes it to believe that, at the time the Prospectus became effective or at the time of the signing of the Plan, such Prospectus (except for the financial statements and other financial and statistical data included therein, as to which counsel need not express an opinion), contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and such counsel knows of no legal or government proceedings required to be described in the Prospectus, or of any contract or document of a character required to be described in the Prospectus that is not described as required.

     In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of the Company with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Company, and an opinion of local Maryland counsel as to matters of Maryland law.

     (j) That International Fund shall have received a certificate from the President or any Vice President and the Secretary or any Assistant Secretary of the Company, on behalf of Templeton Fund, to the effect that the statements contained in the Prospectus, at the time the Prospectus became effective and at the date of the signing of this Plan, did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     (k) That the Company's Registration Statement with respect to Templeton Fund Shares to be delivered to International Fund's shareholders in accordance with this Plan shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

     (l) That Templeton Fund Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit Templeton Fund Shares lawfully to be delivered to each holder of International Fund Shares.

     (m) That, at the Closing, there shall be transferred to the Company, on behalf of Templeton Fund, aggregate Net Assets of International Fund comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of International Fund on the Closing Date.

     (n) That there be delivered to the Company, on behalf of Templeton Fund, information concerning the tax basis of International Fund in all securities transferred to Templeton Fund, together with shareholder information including the names, addresses, and taxpayer identification numbers of the shareholders of International Fund as of the Closing Date, the number of shares held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with International Fund respect to each shareholder.

9. BROKERAGE FEES AND EXPENSES.

     (a) The Trust, on behalf of International Fund, and the Company, on behalf of Templeton Fund, each represents and warrants to the other that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

     (b) The expenses of entering into and carrying out the provisions of this Plan shall be borne by Franklin Templeton Distributors, Inc., the principal underwriter of Templeton Fund.

10. TERMINATION; POSTPONEMENT; WAIVER; ORDER.

     (a) Anything contained in the Plan to the contrary notwithstanding, the Plan may be terminated and the Plan of Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of International
Fund) prior to the Closing, or the Closing may be postponed as follows:

          (1) by mutual consent of the Trust, on behalf of International Fund, and the Company, on behalf of Templeton Fund;

          (2) by the Company, on behalf of Templeton Fund, if any condition of its obligations set forth in Section 8 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met; or

          (3) by the Trust, on behalf of International Fund, if any conditions of its obligations set forth in Section 8 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met.

     An election by the Company or the Trust to terminate the Plan and to abandon the Plan of Reorganization shall be exercised respectively, by the Board of Directors or Trustees of either the Company or the Trust.

     (b) If the transactions contemplated by this Plan have not been consummated by December 31, 2003, the Plan shall automatically terminate on that date, unless a later date is agreed to by both the Company and the Trust.

     (c In the event of termination of the Plan prior to consummation of the Plan of Reorganization pursuant to the provisions hereof, the same shall become void and have no further effect, and neither the Trust, the Company, International Fund nor Templeton Fund, nor their directors, trustees, officers, or agents or the shareholders of International Fund or Templeton Fund shall have any liability in respect of this Plan, but all expenses incidental to the preparation and carrying out of the Plan shall be paid as provided in Section 9(b) hereof.

     (d) At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the party who is entitled to the benefit thereof by action taken by that party's Board of Directors or Trustees if, in the judgment of such Board of Directors or Trustees, such action or waiver will not have a material adverse effect on the benefits intended under this Plan to its shareholders, on behalf of whom such action is taken.

     (e) The respective representations and warranties contained in Sections 4 to 6 hereof shall expire with and be terminated by the Plan on the Closing Date, and neither the Trust nor the Company, nor any of their officers, directors, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date.

     (f) If any order or orders of the SEC with respect to the Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Trust, on behalf of International Fund, or the Board of Directors of the Company, on behalf of Templeton Fund, to be acceptable, such terms and conditions shall be binding as if a part of the Plan without further vote or approval of the shareholders of International Fund, unless such terms and conditions shall result in a change in the method of computing the number of Templeton Fund Shares to be issued to International Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of International Fund prior to the meeting at which the transactions contemplated by this Plan shall have been approved, this Plan shall not be consummated and shall terminate unless the Trust shall promptly call a special meeting of the shareholders of International Fund at which such conditions so imposed shall be submitted for approval.

11. INDEMNIFICATION.

     (a) The Company, on behalf of Templeton Fund, shall indemnify, defend and hold harmless International Fund, the Trust, its Board of Trustees, officers, employees and agents (collectively "Acquired Fund Indemnified Parties") against all losses, claims, demands, liabilities, and expenses, including reasonable legal and other expenses incurred in defending third party claims, actions, suits or proceedings, whether or not resulting in any liability to such Acquired Fund Indemnified Parties, including amounts paid by any one or more of the Acquired Fund Indemnified Parties in a compromise or settlement of any such claim, action, suit or proceeding, or threatened third party claim, suit, action or proceeding, made with the consent of the Company and Templeton Fund, arising from any untrue statement or alleged untrue statement of a material fact contained in the Form N-14 Registration Statement, as filed and in effect with the SEC, or in any application prepared by the Company and Templeton Fund with any state regulatory agency in connection with the transactions contemplated by this Plan under the securities laws thereof ("Application"); or which arises out of or is based upon any omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the Company and Templeton Fund shall only be liable in such case to the extent that any such loss, claim, demand, liability or expense arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission about the Company and/or Templeton Fund or the transactions contemplated by this Plan made in the Registration Statement or any Application.

     (b) The Trust, on behalf of International Fund, shall indemnify, defend, and hold harmless Templeton Fund, the Company, its Board of Directors, officers, employees and agents (collectively, "Acquiring Fund Indemnified Parties") against all losses, claims, demands, liabilities, and expenses, including reasonable legal and other expenses incurred in defending third party claims, actions, suits or proceedings, whether or not resulting in any liability to such Acquiring Fund Indemnified Parties, including amounts paid by any one or more of the Acquiring Fund Indemnified Parties in a compromise or settlement of any such claim, suit, action, or proceeding, or threatened third party claim, suit, action or proceeding, made with the consent of the Trust and International Fund, arising from any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement, as filed and in effect with the SEC or in any Application; or which arises out of or is based upon any omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the Trust and International Fund shall only be liable in such case to the extent that any such loss, claim, demand, liability or expense arises out of or is based upon an untrue statement, alleged untrue statement, or omission or alleged omission about the Trust and/or International Fund or the transactions contemplated by this Plan made in the Registration Statement or any Application, but only to the extent that any such untrue statement, alleged untrue statement, omission or alleged omission is consistent with the information that the Trust provided to the Company in connection with the preparation of the Registration Statement or any Application.

     (c) A party seeking indemnification hereunder is hereinafter called the "Indemnified Party" and the party from whom the indemnified party is seeking indemnification hereunder is hereinafter called the "Indemnifying Party." Each Indemnified Party shall notify the Indemnifying Party in writing within ten (10) days of the receipt by one or more of the Indemnified Parties of any notice of legal process of any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 11, but the failure to notify the Indemnifying Party shall not relieve the Indemnifying Party from any liability which it may have to any Indemnified Party otherwise than under this
Section 11. The Indemnifying Party shall be entitled to participate at its own expense in the defense of any claim, action, suit, or proceeding covered by this
Section 11, or, if it so elects, to assume at its own expense, the defense thereof with counsel satisfactory to the Indemnified Parties; provided, however, if the defendants in any such action include both the Indemnifying Party and any Indemnified Party and the Indemnified Party shall have reasonably concluded that there may be legal defenses available to it which are different from or additional to those available to the Indemnifying Party, the Indemnified Party shall have the right to select separate counsel to assume such legal defense and to otherwise participate in the defense of such action on behalf of such Indemnified Party.

     Upon receipt of notice from the Indemnifying Party to the Indemnified Parties of the election by the Indemnifying Party to assume the defense of such action, the Indemnifying Party shall not be liable to such Indemnified Parties under this Section 11 for any legal or other expenses subsequently incurred by such Indemnified Parties in connection with the defense thereof unless (i) the Indemnified Parties shall have employed such counsel in connection with the assumption of legal defenses in accordance with the provision of the immediately preceding sentence (it being understood, however, that the Indemnifying Parties shall not be liable for the expenses of more than one separate counsel); (ii) the Indemnifying Parties do not employ counsel reasonably satisfactory to the Indemnified Parties to represent the Indemnified Parties within a reasonable amount of time after notice of commencement of the action; or (iii) the
Indemnifying Parties have authorized the employment of counsel for the Indemnified Parties at its expense.

     (d) This Section 11 shall survive the termination of this Plan and for a period of three (3) years following the Closing Date.

12. LIABILITY OF THE COMPANY AND THE TRUST.

     (a) Each party acknowledges and agrees that all obligations of the Company under this Plan are binding only with respect to Templeton Fund; that any liability of the Company under this Plan with respect to the Company, or in connection with the transactions contemplated herein with respect to Templeton Fund, shall be discharged only out of the assets of Templeton Fund; that no other series of the Company shall be liable with respect to this Plan or in connection with the transactions contemplated herein; and that neither the Trust nor International Fund shall seek satisfaction of any such obligation or liability from the shareholders of the Company, the directors, officers, employees or agents of the Company, or any of them.

     (b) Each party acknowledges and agrees that all obligations of the Trust under this Plan are binding only with respect to International Fund; that any liability of the Trust under this Plan with respect to International Fund, or in connection with the transactions contemplated herein with respect to International Fund, shall be discharged only out of the assets of International Fund; that no other series of the Trust shall be liable with respect to this Plan or in connection with the transactions contemplated herein; and that neither the Company nor Templeton Fund shall seek satisfaction of any such obligation or liability from the shareholders of the Trust, the trustees, officers, employees or agents of the Trust, or any of them.

13. ENTIRE AGREEMENT AND AMENDMENTS.

     The Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by the Plan other than those set forth herein or herein provided for. The Plan may be amended only by mutual consent of the parties in writing. Neither the Plan nor any interest herein may be assigned without the prior written consent of the other party.

14. COUNTERPARTS.

     The Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

15. NOTICES.

     Any notice, report, or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to Templeton Fund, at Templeton Funds, Inc., 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, Florida 33394, Attention: Secretary, or International Fund, at The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219, Attention:
Secretary, with a copy to Jay G. Baris, Esq., Kramer Levin Naftalis & Frankel LLP, 919 Third Avenue, New York, New York 10022, as the case may be.

16. GOVERNING LAW.

     This Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

     IN WITNESS WHEREOF, the Trust, on behalf of International Fund, and the Company, on behalf of Templeton Fund, have each caused this Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.


                                            TEMPLETON FUNDS, INC., on behalf of
                                            TEMPLETON FOREIGN FUND

Attest:

____________________________________        By: ___________________________
Robert C. Rosselot                              Barbara J. Green
Assistant Secretary                             Vice President and Secretary



                                            THE VICTORY PORTFOLIOS, on behalf
                                            of the INTERNATIONAL FUND


Attest:

____________________________________        By: ____________________________
Cynthia Lee Lindsey                             Kathleen A. Dennis
Secretary                                       President

                                    EXHIBIT B

   COMPARISON OF TEMPLETON FUND'S CURRENT AND PROPOSED FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS TO INTERNATIONAL FUND'S CORRESPONDING FUNDAMENTAL
                      INVESTMENT POLICIES AND RESTRICTIONS

-----------------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL FUND             TEMPLETON FUND       TEMPLETON FUND CURRENT             TEMPLETON FUND PROPOSED
CORRESPONDING FUNDAMENTAL        CURRENT POLICY/     FUNDAMENTAL INVESTMENT             FUNDAMENTAL INVESTMENT
 INVESTMENT                     RESTRICTION          POLICY/RESTRICTION                 RESTRICTION
POLICY/RESTRICTION              NUMBER & SUBJECT     THE FUND MAY NOT:                  THE FUND MAY NOT:
----------------------------------------------------------------------------------------------------------------------------------

The Fund's sub-class-           Preamble and 3.      Invest more than 5% of its total    Purchase the securities of any one issuer
ification as a  diversified     (Diversification)    assets in securities issued by      (other than the U.S. government or any of
fund is a matter  of fund-                           any one company or government,      its agencies or instrumentalities or sec-
amental policy.                                      exclusive of U.S. government        urities of other investment companies,
                                                     securities.                         whether registered or excluded from
                                                                                         registration under Section 3(c) of the 1940
                                                     Purchase more than 10% of           Act) if immediately after such investment
                                                     any class of securities of any      (a) more than 5% of the value of the Fund's
                                                     company, including more than        total assets would be invested in such
                                                     10% of its outstanding voting       issuer or (b) more than 10% of the out-
                                                     securities.                         standing voting securities of such issuer
                                                                                         would be owned by the Fund, except that up
                                                                                         to 25% of the value of the Fund's total
                                                                                         assets may be invested without regard to
                                                                                         such 5% and 10% limitations.

----------------------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL FUND             TEMPLETON FUND       TEMPLETON FUND CURRENT             TEMPLETON FUND PROPOSED
CORRESPONDING FUNDAMENTAL        CURRENT POLICY/     FUNDAMENTAL INVESTMENT             FUNDAMENTAL INVESTMENT
 INVESTMENT                     RESTRICTION          POLICY/RESTRICTION                 RESTRICTION
POLICY/RESTRICTION              NUMBER & SUBJECT     THE FUND MAY NOT:                  THE FUND MAY NOT:
----------------------------------------------------------------------------------------------------------------------------------
No comparable fundamental       Preamble             The Fund seeks to achieve its       Proposed to be Eliminated.
investment policy.              (Fundamental         investment goal of  long-term
                                Investment           capital growth through a flexible   NOTE: In place of the Fund's policy
                                Policies)            policy of investing in stocks       against investing more than 10% of its
                                                     and debt obligations of companies   assets in securities with a limited
                                                     outside the U.S.  Although the      trading market, the Board has adopted a
                                                     Fund generally invests in common    non-fundamental investment restriction,
                                                     stock, it may also invest in        consistent with the SEC Staff's current
                                                     preferred stocks and certain        position on illiquid securities, which
                                                     debt securities (which may          prohibits the Fund from investing more
                                                     include structured investments),    than 15% of its net assets in illiquid
                                                     rated or unrated, such as           securities.
                                                     convertible bonds and bonds
                                                     selling at a discount. Whenever,
                                                     in the judgment of [Global
                                                     Advisors], market or economic
                                                     conditions warrant, the Fund may,
                                                     for temporary defensive purposes,
                                                     invest without limit in U.S.
                                                     government securities, bank time
                                                     deposits in the currency of any
                                                     major nation and commercial paper
                                                     meeting the quality ratings set
                                                     forth under "Goal, Strategies
                                                     and Risks- Temporary investments,"
                                                     [in the Templeton Fund's SAI]
                                                     and purchase from banks or
                                                     broker-dealers Canadian or U.S.
                                                     government securities with a
                                                     simultaneous agreement by the
                                                     seller to repurchase them
                                                     within no more than seven days
                                                     at the original purchase price
                                                     plus accrued interest. The Fund
                                                     may purchase sponsored or
                                                     unsponsored [American Depositary
                                                     Receipts, European Depositary
                                                     Receipts and Global Depositary
                                                     Receipts]. . . . The Fund may
                                                     not invest more than 10% of its
                                                     assets in securities with a
                                                     limited trading market
----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL FUND             TEMPLETON FUND       TEMPLETON FUND CURRENT              TEMPLETON FUND PROPOSED
CORRESPONDING FUNDAMENTAL        CURRENT POLICY/     FUNDAMENTAL INVESTMENT              FUNDAMENTAL INVESTMENT
 INVESTMENT                     RESTRICTION          POLICY/RESTRICTION                  RESTRICTION
POLICY/RESTRICTION              NUMBER & SUBJECT     THE FUND MAY NOT:                   THE FUND MAY NOT:
----------------------------------------------------------------------------------------------------------------------------------
Purchase or sell real estate    1.(Real Estate)      Invest in real estate or mort-       Purchase or sell real estate unless
unless acquired as a result                          gage on real estate (although        acquired as a result of ownership of
of direct ownership of                               the Fund  may invest in marketable   securities or other instruments and
securities or  other                                 securities secured by real estate    provided that this restriction does not
instruments. This restriction                        or interests therein or issued       prevent the Fund from purchasing or
shall notprevent the Fund                            by companies or investment trusts    selling securities secured by real estate
Fund from investing in                               which invest in real estate or       or interests therein or securities of
securities or other                                  interests therein).                  issuers that invest, deal or otherwise
instruments backed by real                                                                engage in transactions in real estate or
estate or securities of                                                                   interests  therein.
companies engaged in the
real estate business,
including real estate
investment trusts. This
restriction does not
preclude the Fund from
buying securities backed
by mortgages on real
estate or securities of
companies engaged in such
activities. This
restriction shall not
prevent the Fund from
investing in real estate
operating companies
and shares of companies
engaged in other real
estate related businesses.
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL FUND             TEMPLETON FUND       TEMPLETON FUND CURRENT              TEMPLETON FUND PROPOSED
CORRESPONDING FUNDAMENTAL        CURRENT POLICY/     FUNDAMENTAL INVESTMENT              FUNDAMENTAL INVESTMENT
 INVESTMENT                     RESTRICTION          POLICY/RESTRICTION                  RESTRICTION
POLICY/RESTRICTION              NUMBER & SUBJECT     THE FUND MAY NOT:                   THE FUND MAY NOT:
----------------------------------------------------------------------------------------------------------------------------------
No comparable fundamental       1. (Investment in    Invest in other open-end            Proposed to be Eliminated.
investment restriction.         Other Open-End       investment companies.
                                Investment                                               NOTE: The Fund will still be subject to
NOTE: As a matter of non-       Companies)                                               the restrictions ofss.12(d) of the 1940
fundamental policy, the Fund                                                             Act, or any rules or exemptions or
may invest up to 5% of its                                                               interpretations thereunder that may be
total assets in the securities                                                           adopted, granted or issued by the SEC,
of any one investment company,                                                           which restrict an investment company's
but the Fund may not own more                                                            investments in other investment companies.
than 3% of the securities of
any one investment company
or invest more than 10% of
its total assets in the
securities of other investment
companies. In addition, the
Fund may not purchase the
securities of any registered
open-end investment company or
registered unit investment
trust in reliance on Section
12(d)(1)(G) or Section 12(d)
(1)(F) of the 1940 Act, which
permits operation as a "fund
of funds."
----------------------------------------------------------------------------------------------------------------------------------

No comparable fundamental       1.(Oil and Gas       Invest in interests (other than     Proposed to be Eliminated.
investment restriction.         Programs)            debentures or equity stock
                                                     interests) in oil, gas or other
                                                     mineral exploration or development
                                                     programs.
-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL FUND             TEMPLETON FUND       TEMPLETON FUND CURRENT              TEMPLETON FUND PROPOSED
CORRESPONDING FUNDAMENTAL        CURRENT POLICY/     FUNDAMENTAL INVESTMENT              FUNDAMENTAL INVESTMENT
 INVESTMENT                     RESTRICTION          POLICY/RESTRICTION                  RESTRICTION
POLICY/RESTRICTION              NUMBER & SUBJECT     THE FUND MAY NOT:                   THE FUND MAY NOT:
----------------------------------------------------------------------------------------------------------------------------------
Purchase or sell physical       1. (Commodities)     Purchase or sell commodity          Purchase or sell commodities as defined in
commodities unless acquired                          contracts.                          the Commodity Exchange Act, as amended,
as a result of ownership of                                                              and the rules and regulations thereunder,
securities  or other                                                                     unless acquired as a result of ownership
instruments (but this shall                                                              of securities or other instruments and
not  prevent the Fund from                                                               provided that this restriction does not
purchasing or selling options                                                            prevent the Fund from engaging in
and futures contracts or from                                                            transactions involving futures contracts
investing in securities or                                                               and options thereon or investing in
other instruments backed by                                                              securities that are secured by physical
physical commodities).                                                                   commodities.
-----------------------------------------------------------------------------------------------------------------------------------
No comparable fundamental       2. (Management       Purchase or retain securities       Proposed to be Eliminated.
investment restriction.         Ownership of         of any company in which directors
                                Securities)          or officers of the Company or of
                                                     [Global Advisors], individually
                                                     owning more than  1/2 of 1% of
                                                     of the securities of such company,
                                                     in the aggregate own  more than
                                                     5% of the securities of such
                                                     company.
-----------------------------------------------------------------------------------------------------------------------------------
No comparable fundamental       3. (Control)         Invest in any company for the       Proposed to be Eliminated.
investment restriction.                              purpose of exercising control
                                                     or management.                      NOTE: The Fund will be subject to the
                                                                                         fundamental investment restriction on
                                                                                         diversification described above.
-----------------------------------------------------------------------------------------------------------------------------------
Underwrite securities issued    4. (Underwriting)    Act as an underwriter.              Act as an underwriter except to the extent
by others, except to the                                                                 the  Fund may be deemed to be an
extent that the Fund may be                                                              underwriter when disposing of securities
considered an underwriter                                                                it owns or when selling its own shares.
within the meaning of the
Securities Act of 1933, as
amended (the "Securities Act"),
when reselling securities
held in its own portfolio
----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL FUND              TEMPLETON FUND       TEMPLETON FUND CURRENT              TEMPLETON FUND PROPOSED
CORRESPONDING FUNDAMENTAL       CURRENT POLICY/      FUNDAMENTAL INVESTMENT              FUNDAMENTAL INVESTMENT
INVESTMENT                      RESTRICTION          POLICY/RESTRICTION                  RESTRICTION
POLICY/RESTRICTION              NUMBER & SUBJECT     THE FUND MAY NOT:                   THE FUND MAY NOT:
----------------------------------------------------------------------------------------------------------------------------------
Issue any senior security       4. (Senior           Issue senior securities.            Issue senior securities, except to the
(as defined in the 1940 Act),   Securities)                                              extent permitted by the 1940 Act or any
except that (a) the Fund may                                                             rules, exemptions or interpretations
engage in transactions that                                                              thereunder that may be adopted, granted or
may result in the issuance                                                               issued by the SEC.
of senior securities to the
extent permitted under
applicable regulations and
interpretations of the 1940
Act, an exemptive order or
interpretation of the staff
of the SEC; (b) the Fund may
acquire other securities, the
acquisition of which may
result in the issuance of a
senior security, to the extent
permitted under applicable
regulations or interpretations
of the 1940 Act; (c) subject
to the restrictions described in
the Fund's SAI, detailed below,
the Fund may borrow money as
authorized by the 1940 Act; and
(d) the Fund may issue multiple
classes of shares in accordance
with regulations of the SEC.
----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL FUND             TEMPLETON FUND       TEMPLETON FUND CURRENT              TEMPLETON FUND PROPOSED
CORRESPONDING FUNDAMENTAL        CURRENT POLICY/     FUNDAMENTAL INVESTMENT              FUNDAMENTAL INVESTMENT
 INVESTMENT                     RESTRICTION          POLICY/RESTRICTION                  RESTRICTION
POLICY/RESTRICTION              NUMBER & SUBJECT     THE FUND MAY NOT:                   THE FUND MAY NOT:
----------------------------------------------------------------------------------------------------------------------------------
No comparable fundamental       4.(Purchase         Purchase on margin or sell short;    Proposed to be Eliminated.
investment restriction.         Securities on       write, buy or sell puts, calls,
                                Margin, Short       straddles or spreads.                NOTE: The Fund will still be subject to
NOTE:  As a matter of non-      Sales and Purchase                                       the fundamental investment restriction on
fundamental policy,the Fund     and Write Options)                                       issuing senior securities described above.
may not may make short sales
of securities, other than
short sales "against the
box," or purchase securities
on margin except for short-
term credits necessary for
clearance of portfolio
transactions, provided that
this restriction will not be
applied to limit the use of
options, futures contracts
and related options, in the
manner otherwise permitted by
the investment restrictions,
policies and investment
program of the Fund, and this
restriction shall not limit
the Fund's ability to make
margin payments in connection
with transactions in currency
future options.
-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL FUND              TEMPLETON FUND       TEMPLETON FUND CURRENT              TEMPLETON FUND PROPOSED
CORRESPONDING FUNDAMENTAL       CURRENT POLICY/      FUNDAMENTAL INVESTMENT              FUNDAMENTAL INVESTMENT
INVESTMENT                      RESTRICTION          POLICY/RESTRICTION                  RESTRICTION
POLICY/RESTRICTION              NUMBER & SUBJECT     THE FUND MAY NOT:                   THE FUND MAY NOT:
----------------------------------------------------------------------------------------------------------------------------------
Make loans, except the Fund,    5. (Lending)         Loan money apart from the           Make loans to other persons except (a)
consistent with its investment                       purchase  of a portion of an        through the lending of its portfolio
program, may (a) purchase                            issue of publicly distributed       securities, (b) through the purchase of
bonds, debentures, other debt                        bonds,debentures, notes and other   debt securities, loan participations and/or
securities and hybrid                                evidences of indebtedness,          engaging in direct corporate loans in
instruments, including short-                        although  the Fund may buy from     accordance with its investment goals and
term obligations; (b) enter                          a bank or broker-dealer U.S.        policies, and (c) to the  extent the entry
into repurchase transactions;                        government obligations with a       into a repurchase agreement is deemed to
(c) lend portfolio securities,                       simultaneous agreement by the       be a loan. The Fund may also makeloans to
provided that the value of                           seller to repurchase them within    other investment companies to the extent
loaned securities does not                           no more than seven days at the      permitted by the 1940 Act or any rules or
exceed 33-1/3% of the Fund's                         original purchase price plus        exemptions or interpretations thereunder
total assets; and (d)                                accrued interest.                   that may be adopted, granted or issued by
make short-term loans to other                                                           the SEC.
investment companies that are
part of the same group of
investment companies, as part
of an interfund loan program,
as allowed by applicable laws,
rules and regulatory orders.
-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL FUND             TEMPLETON FUND       TEMPLETON FUND CURRENT              TEMPLETON FUND PROPOSED
CORRESPONDING FUNDAMENTAL        CURRENT POLICY/     FUNDAMENTAL INVESTMENT              FUNDAMENTAL INVESTMENT
 INVESTMENT                     RESTRICTION          POLICY/RESTRICTION                  RESTRICTION
POLICY/RESTRICTION              NUMBER & SUBJECT     THE FUND MAY NOT:                   THE FUND MAY NOT:
----------------------------------------------------------------------------------------------------------------------------------
Borrow money, except that       6. (Borrowing)       Borrow money for any purpose        Borrow money, except to the extent
the Fund may (a) enter into                          other than redeeming its shares     permitted by the 1940 Act or any rules,
commitments to purchase                              or purchasing its shares for        exemptions or interpretations thereunder
securities and instruments                           cancellation, and then only as      that may be adopted, granted or issued by
in accordance with its in-                           a temporary measure up to an         the SEC.
vestment program, including                          amount not exceeding 5% of the
when-issued and delayed-                             value of its total assets; or
delivery transactions,                               pledge, mortgage or hypothecate
reverse repurchase agree-                            its assets for any purpose other
ments and "dollar roll"                              than to secure such borrowings,
transactions, provided that                          and then only up to such extent
the total amount of any                              not exceeding 10% of the value
borrowing does not exceed                            of its total assets as the
33-1/3% of the Fund's total                          Board of Directors may  by
assets at the time of the                            resolution approve. As an
transaction; (b) borrow                              operating policy approved by the
money in an amount not                               Board of Directors, the Fund
to exceed 33-1/3% of the                             will not pledge, mortgage or
value of its total assets                            hypothecate its ssets to the extent
at the time the loan is                              a that at any time the percentage
made; and (c) borrow money                           of pledged assets plus the sales
on a short-term basis from                           commission will exceed 10% of
investment companies that                            the offering price of the shares
are part of the same group                           of the Fund.
of investment companies to
the extent allowed by
applicable laws, rules or
regulatory orders in an
amount not to exceed 33-1/3%
of the value of its total
assets at the time the loan
is made. Borrowings
representing more than
33-1/3% of the Fund's total
assets must be repaid before
the Fund may make additional
investments. Notwithstanding
the foregoing, as a non-
fundamental policy, the
Fund does not intend to
borrow money for leveraging
purposes.
-----------------------------------------------------------------------------------------------------------------------------------
No comparable fundamental       7. (Three Years      Invest more than 5% of the value    Proposed to be Eliminated.
investment restriction.         of Company           of the Fund's total assets in
                                Operation)           securities of issuers which have
                                                     been in continuous operation less
                                                     than three years.
----------------------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL FUND              TEMPLETON FUND       TEMPLETON FUND CURRENT              TEMPLETON FUND PROPOSED
CORRESPONDING FUNDAMENTAL       CURRENT POLICY/      FUNDAMENTAL INVESTMENT              FUNDAMENTAL INVESTMENT
INVESTMENT                      RESTRICTION          POLICY/RESTRICTION                  RESTRICTION
POLICY/RESTRICTION              NUMBER & SUBJECT     THE FUND MAY NOT:                   THE FUND MAY NOT:
----------------------------------------------------------------------------------------------------------------------------------
No comparable fundamental       8. (Warrants)        Invest more than 5% of the Fund's   Proposed to be Eliminated.
investment restriction.                              total assets in warrants, whether
                                                     or not listed on the New York
                                                     Stock Exchange or American Stock
                                                     Exchange, including no more than
                                                     2% of its total assets which may
                                                     be invested in warrants that are
                                                     not listed on those exchanges.
                                                     Warrants acquired by the Fund in
                                                     units or attached to securities
                                                     are not included in this restriction.
                                                     This restriction does not apply to
                                                     options on securities indices.
----------------------------------------------------------------------------------------------------------------------------------
No comparable fundamental       9. (Unlisted         Invest more than 15% of the Fund's  Proposed to be Eliminated.
investment restriction.         Foreign Securities   total assets in securities of
                                and Restricted       foreign issuers which are not       NOTE: The Board has adopted a non-
NOTE: The Fund as a matter      Securities)          listed on a recognized U.S. or      fundamental investment restriction,
of non-fundamental policy                            foreign securities exchange,        consistent with the SEC Staff's current
may not invest more than                             including no more than 10% of       position on illiquid securities, which
15% of its net assets in                             its total assets (including         prohibits the Fund from investing more
illiquid securities.                                 warrants) which may be invested     than 15% of its net assets in illiquid
                                                     in securities with a limited        securities.
                                                     trading market. The Fund's posi-
                                                     tion in the in latter type of
                                                     securities may be of such size
                                                     as to affect adversely their
                                                     liquidity and marketability and
                                                     the Fund may not be able to
                                                     dispose of its holdings in these
                                                     securities at the current market
                                                     price.
-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL FUND              TEMPLETON FUND       TEMPLETON FUND CURRENT              TEMPLETON FUND PROPOSED
CORRESPONDING FUNDAMENTAL       CURRENT POLICY/      FUNDAMENTAL INVESTMENT              FUNDAMENTAL INVESTMENT
INVESTMENT                      RESTRICTION          POLICY/RESTRICTION                  RESTRICTION
POLICY/RESTRICTION              NUMBER & SUBJECT     THE FUND MAY NOT:                   THE FUND MAY NOT:
----------------------------------------------------------------------------------------------------------------------------------
Purchase the securities         10. (Industry        Invest more than 25% of the Fund's   Invest more than 25% of its net assets in
of any issuer (other than       Concentration)       total assets in a single industry.   securities of issuers in any one industry
the securities issued or                                                                  (other than securities issued or
guaranteed by the  U.S.                                                                   guaranteed by the U.S. government or any
government or any of its                                                                  of its agencies or instrumentalities or
agencies or instrumentalities,                                                            securities of other investment companies).
repurchase agreements secured
thereby, or tax-exempt
securities issued by
governments or political
subdivisions of governments
except tax-exempt securities
backed only by the assets
or revenues of non-governmental
issuers) if, as a result, 25%
or more of the Fund's total
assets would be invested in the
securities of companies whose
principal business activities
are in the same industry.
This restriction shall not
prevent the Fund from investing
all of its assets in a "master"
fund that has adopted similar
investment objectives, policies
and restrictions.
-----------------------------------------------------------------------------------------------------------------------------------
No comparable fundamental       11. ("Letter"        Invest in "letter stocks" or        Proposed to be Eliminated.
investment restriction.         Stocks)              securities on which  there are
                                                     any sales restrictions under a      NOTE: The Board has adopted a non-fund-
NOTE:  The Fund as a matter                          purchase agreement.                 amental investment restriction, consistent
of non-fundamental policy may                                                            with the SEC Staff's current position on
not invest more than 15% of                                                              illiquid securities, which prohibits the
its net assets in illiquid                                                               Fund from investing more than 15% of its
securities.                                                                              net assets in illiquid securities.
-----------------------------------------------------------------------------------------------------------------------------------
No comparable fundamental       12. (Joint           Participate on a joint or a joint   Proposed to be Eliminated.
investment restriction.         Accounts)            and several  basis in any trading
                                                     account in securities.
-----------------------------------------------------------------------------------------------------------------------------------

                                    EXHIBIT C

                       TEMPLETON FUND - CLASS A, B, C & R
                        PROSPECTUS DATED JANUARY 1, 2003

The prospectus of Templeton Fund - Class A, B, C & R dated January 1, 2003, is part of this Prospectus/Proxy Statement and will be included in the proxy mailing to all Class A and R shareholders of record. For purposes of this EDGAR filing, the prospectus of Templeton Fund - Class A, B, C & R dated January 1, 2003, is incorporated by reference to the electronic filing made on December 27, 2002, under Accession No. 0000225930-02-000054.



                                    EXHIBIT D

                        ANNUAL REPORT TO SHAREHOLDERS OF
                                 TEMPLETON FUND
                    FOR THE FISCAL YEAR ENDED AUGUST 31, 2002

The Annual Report to shareholders of Templeton Fund for the fiscal year ended August 31, 2002, is part of this Prospectus/Proxy Statement and will be included in the proxy mailing to all shareholders of record. For purposes of this EDGAR filing, the Annual Report to shareholders of Templeton Fund for the fiscal year ended August 31, 2002, is incorporated by reference to the electronic filing made on November 5, 2002, under Accession No. 0000225930-02-000045.


                                   EXHIBIT E

                      SEMIAANNUAL REPORT TO SHAREHOLDERS OF
                                 TEMPLETON FUND
                     FOR THE PERIOD ENDED FEBRUARY 28, 2003

The Semiannual Report to shareholders of Templeton Fund for the period ended February 28, 2003, is part of this Prospectus/Proxy Statement and will be included in the proxy mailing to all shareholders of record. For purposes of this EDGAR filing, the Semiannual Report to shareholders of Templeton Fund for the period ended February 28, 2003, is incorporated by reference to the electronic filing made on May 2, 2003, under Accession No. 0000805664-03-000019.

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT

                        PLEASE SIGN, DATE AND RETURN YOUR
                                   PROXY TODAY

                  Please detach at perforation before mailing.
-----------------------------------------------------------------------------
PROXY                                                                    PROXY

                        SPECIAL SHAREHOLDERS' MEETING OF
                               INTERNATIONAL FUND
                                SEPTEMBER 3, 2003

The undersigned hereby revokes all previous proxies for his or her shares and appoints ANNE M. DOMBROWSKE and KAREN F. HABER, and each of them, proxies of the undersigned with full power of substitution to vote all shares of International Fund that the undersigned is entitled to vote at the International Fund's Meeting to be held at 3435 Stelzer Road, Columbus, Ohio 43219 at 10:00 a.m., Eastern time on September 3, 2003, including any adjournments thereof, upon such business as may properly be brought before the Meeting.

IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

YOU ARE URGED TO DATE AND SIGN THIS PROXY AND RETURN IT PROMPTLY. THIS WILL SAVE THE EXPENSE OF FOLLOW-UP LETTERS TO SHAREHOLDERS WHO HAVE NOT RESPONDED.


                    VOTE VIA THE TELEPHONE: 1-800-[      ]
                    CONTROL NUMBER:

                    Note: Please sign exactly as your name appears on the proxy. If signing for estates, trusts or corporations, your title or capacity should be stated. If shares are held jointly, each holder must sign.

                    -----------------------------------------------------------
                    Signature

                    -----------------------------------------------------------
                    Signature

                    -----------------------------------------------------------
                    Date

                            (Please see reverse side)



PAGE



                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT

                        PLEASE SIGN, DATE AND RETURN YOUR
                                   PROXY TODAY

                  Please detach at perforation before mailing.
-------------------------------------------------------------------------------

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE VICTORY PORTFOLIOS (THE "TRUST") ON BEHALF OF INTERNATIONAL FUND. IT WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE, THIS PROXY SHALL BE VOTED IN FAVOR OF PROPOSAL 1, REGARDING THE REORGANIZATION OF INTERNATIONAL FUND PURSUANT TO THE AGREEMENT AND PLAN OF REORGANIZATION WITH TEMPLETON FUNDS, INC.,ON BEHALF OF TEMPLETON FOREIGN FUND. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING ABOUT WHICH THE PROXYHOLDERS WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN TO THE PROXYHOLDERS TO VOTE IN ACCORDANCE WITH THE VIEWS OF MANAGEMENT ON SUCH MATTERS. MANAGEMENT IS NOT AWARE OF ANY SUCH MATTERS.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF PROPOSAL
1.

                                                        For   Against   Abstain

1. To approve an Agreement and Plan of Reorganization      []      []        []
   between the Trust, on behalf of International Fund, and Templeton Funds, Inc., on behalf of Templeton
   Fund, that provides for (i) the acquisition of substantially all of the assets of International
   Fund by Templeton Fund in exchange solely for Class A and Class R shares of Templeton Fund,
   (ii) the distribution of such shares to the shareholders of International Fund, and (iii) the complete liquidation and dissolution of International
   Fund. Shareholders of International Fund will receive Class A or Class R shares of Templeton
   Fund with an aggregate net asset value equal to the aggregate net asset value of the shareholders'
   Class A or Class R shares in International Fund.

                                                        GRANT  WITHHOLD ABSTAIN
2. To grant the proxyholders the authority to vote       []       []      []
   upon any other business, not currently contemplated, which may legally come before the meeting.

                     IMPORTANT: PLEASE SIGN AND MAIL IN YOUR

                                  PROXY...TODAY

PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE. NO POSTAGE REQUIRED IF MAILED IN THE U.S.







                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                                 TEMPLETON FUND
                               DATED July [], 2003

                                 Acquisition of
                                  the Assets of
                               INTERNATIONAL FUND,
                       a series of The Victory Portfolios


     This Statement of Additional Information (SAI) relates specifically to the proposed delivery of substantially all of the assets of International Fund for Clas A and Class R shares of Templeton Fund.

     This SAI consists of this Cover Page and the following documents. Each of these documents is attached to and is legally considered to be a part of this SAI.

        1. The applicable Statement of Additional Information of Templeton Fund - Class A, B, C & R dated January 1, 2003.

        2. The applicable Statement of Additional Information of Interantional Fund - Class A & R dated March 1, 2003.

        3. Annual Report of Interantional Fund for the fiscal year ended October 31, 2002.


This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated July [], 2003, relating to the above-referenced transaction. You can request a copy of the Prospectus/Proxy Statement by calling 1-800/DIAL BEN or by writing to Templeton Fund, P.O. Box 33030, St. Petersburg, FL 33733-8030.
------------------------------------------------------------------------------

The Statement of Additional Information of Templeton Fund - Class A, B, C & R dated January 1, 2003, is part of this SAI and will be provided to all Class A and R shareholders requesting this SAI. For purposes of this EDGAR filing, the Statement of Additional Information for Templeton Fund - Class A, B, C & R dated January 1, 2003, is incorporated by reference to the electronic filing made on December 27, 2002, under Accession No. 000022593-02-000054.

The Statement of Additional Information of International Fund - Class A & R dated March 1, 2003, is part of this SAI and will be provided to all Class A and R shareholders requesting this SAI. For purposes of this EDGAR filing, the Statement of Additional Information for International Fund - Class A & R dated March 1, 2003, is incorporated by reference to the electronic filing made on March 2, 2003, under Accession No. 0000922423-03-000247.

The Annual Report to shareholders of International Fund for the fiscal year ended October 31, 2002 is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Annual Report to shareholders of International Fund for the fiscal year ended October 31, 2002, is incorporated by reference to the electronic filing made on December 30, 2002, under Accession No. 0000906197-02-000070.







                                     PART C

                                OTHER INFORMATION

Item 15. INDEMNIFICATION

All officers, directors, employees and agents of the Registrant are to be indemnified to the fullest extent permitted by law for any liabilities of any nature whatsoever incurred in connection with the affairs of the Registrant, except in cases where willful misfeasance, bad faith, gross negligence or reckless disregard of duties to the Registrant are established. See Article 5.1 of the By-Laws of the Registrant, filed as Exhibit 2(a) to the Registration Statement, which is incorporated herein by reference, for a more complete description of matters relating to indemnification.

Item 16. EXHIBITS The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 4(a), 12(a) and 14(a):

     (1) Copies of the charter of the Registrant as now in effect;

          (a) Restated Articles of Incorporation (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

          (b) Articles Supplementary dated October 24, 1990 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

          (c) Articles Supplementary dated October 16, 1993 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

          (d) Articles Supplementary dated February 16, 1994 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

          (e) Articles Supplementary dated January 6, 1995 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

          (f) Articles Supplementary dated April 13, 1995 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28, 1995)

          (g) Articles of Amendment dated April 17, 1995 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28, 1995)

          (h) Articles Supplementary dated October 25, 1995 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

          (i) Articles Supplementary dated December 27, 1996 (Previously filed with Post-Effective Amendment No. 29 to Registration Statement on Form N-1A on December 31, 1996)

          (j) Articles Supplementary dated April 10, 1997 (Previously filed with Post-Effective Amendment No. 31 to Registration Statement on Form N-1A on October 29, 1998)

          (k) Articles of Amendment dated December 23, 1998 (Previously filed with Post-Effective Amendment No. 32 to Registration Statement on Form N-1A on December 29, 1998)

          (l) Articles Supplementary dated December 23, 1998 (Previously filed with Post-Effective Amendment No. 32 to Registration Statement on Form N-1A on December 29, 1998)

          (m) Articles Supplementary dated December 27, 2001 (Previously filed with Post-Effective Amendment No. 36 to Registration Statement on Form N-1A on December 27, 2002)

     (2) Copies of the existing by-laws or corresponding instruments of the Registrant;

          (a) Amended and Restated By-Laws of Templeton Funds, Inc. dated October 11, 2002 (Previously filed with Post-Effective Amendment No. 36 to Registration Statement on Form N-1A on December 27, 2002)

     (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

          Not Applicable.

     (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

          (a) Form of Agreement and Plan of Reorganization (included in Part A)

     (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

          Not Applicable.

     (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

          (a) Investment Management Agreement between Registrant on behalf of Templeton World Fund and Templeton Global Advisors Limited
          Amended and Restated December 6, 1994 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28, 1995)

          (b) Investment Management Agreement between Registrant on behalf of Templeton Foreign Fund and Templeton Global Advisors Limited
          Amended and Restated December 6, 1994 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28, 1995)

     (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

          (a) Amended and Restated Distribution Agreement between Registrant and Franklin Templeton Distributors, Inc., dated April 1, 1999 (Previously filed with Post-Effective Amendment No. 34 to Registration Statement on Form N-1A on December 29, 2000)

          (b) Form of Dealer Agreement between Registrant and Franklin Templeton Distributors, Inc. and Securities Dealers (Previously filed with Post-Effective Amendment No. 31 to Registration Statement on Form N-1A on October 29, 1998)

          (c) Amendment of Dealer Agreement dated May 15, 1998 (Previously filed with Post-Effective Amendment No. 31 to Registration Statement on Form N-1A on October 29, 1998)

     (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

          Not Applicable.

     (9) Copies of all custodian agreements and depository contracts under
Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

          (a) Restated Custody Agreement between Registrant on behalf of Templeton World Fund and JPMorgan Chase Bank dated February 11, 1986 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

          (b) Restated Custody Agreement between Registrant on behalf of Templeton Foreign Fund and JPMorgan Chase Bank dated February 11, 1986 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

          (c) Amendment dated March 3, 1998 to the Custody Agreement (Previously filed with Post-Effective Amendment No. 31 to Registration Statement on Form N-1A on October 29, 1998)

          (d) Amendment No. 2 dated July 23, 1998 to the Custody Agreement (Previously filed with Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A on October 29, 1998)

          (e) Amendment No. 3 dated May 1, 2001 (Previously filed with Post-Effective Amendment No. 36 to Registration Statement on Form N-1A on December 27, 2002)

     (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

          (a) Templeton World Fund Plan of Distribution pursuant to Rule 12b-1 dated May 1, 1995 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28, 1995)

          (b) Templeton World Fund Class C Distribution Plan pursuant to Rule 12b-1 dated May 1, 1995 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28,
          1995)

          (c) Templeton Foreign Fund Plan of Distribution pursuant to Rule 12b-1 dated May 1, 1995 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28, 1995)

          (d) Templeton Foreign Fund Class C Distribution Plan pursuant to Rule 12b-1 dated May 1, 1995 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28,
          1995)

          (e) Templeton World Fund and Templeton Foreign Fund Class B Distribution Plan pursuant to Rule 12b-1 dated October 17, 1998 (Previously filed with Post-Effective Amendment No. 33 to Registration Statement on Form N-1A on December 29, 1999)

          (f) Templeton Foreign Fund Class R Distribution Plan pursuant to Rule 12b-1 dated January 1, 2002 (Previously filed with Post-Effective Amendment No. 36 to Registration Statement on Form N-1A on December 27, 2002)

          (g) Multiple Class Plan - Templeton World Fund dated October 17, 1998 (Previously filed with Post-Effective Amendment No. 33 to Registration Statement on Form N-1A on December 29, 1999)

          (h) Multiple Class Plan - Templeton Foreign Fund dated January 1, 2002 (Previously filed with Post-Effective Amendment No. 36 to Registration Statement on Form N-1A on December 27, 2002)

     (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

          (a) Opinion and Consent of Counsel (Previously filed with Post-Effective Amendment No. 36 to Registration Statement on Form N-1A on December 27, 2002)

     (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

          (a) Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders


                TO BE FILED BY AMENDMENT


     (13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

          (a) Fund Administration Agreement between Registrant and Franklin Templeton Services, LLC dated June 1, 1997 (Previously filed with Post-Effective Amendment No. 30 to Registration Statement on Form N-1A on December 24, 1997)

          (b) Amended and Restated Transfer Agent Agreement between Registrant and Franklin Templeton Investor Services LLC, dated July 1, 1996 (Previously filed with Post-Effective Amendment No. 30 to Registration Statement on Form N-1A on December 24, 1997)

          (c) Sub-Transfer Agent Agreement between Registrant, Templeton Funds Trust Company and The Shareholder Services Group, Inc. dated March 1,1992 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

          (d) Sub-Accounting Services Agreement between Registrant, Templeton Funds Trust Company, Financial Data Services, Inc., and Merrill Lynch, Pierce, Fenner and Smith Inc. dated May 1, 1991 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

          (e) Sub-Transfer Agent Agreement between Registrant on behalf of Templeton Foreign Fund and Fidelity Investments Institutional Operations Company dated July 1, 1993 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

          (f) Amendment to Fund Administration Agreement dated January 1, 2001 (Previously filed with Post-Effective Amendment No. 36 to Registration Statement on Form N-1A on December 27, 2002)

          (g) Amendment to Transfer Agent Agreement dated January 1, 2001 (Previously filed with Post-Effective Amendment No. 36 to Registration Statement on Form N-1A on December 27, 2002)

     (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by
Section 7 of the 1933 Act;

          (a) Consent of Independent Auditors
               PricewaterhouseCoopers LLC - Templeton Fund

          (b) Consent of Independent Auditors
               PricewaterhouseCoopers LLC - International Fund

     (15) All financial statements omitted pursuant to Item 14(a)(1);

          Not Applicable.

     (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

          (a) Power of Attorney dated December 3, 2002 (Previously filed with Post-Effective Amendment No. 36 to Registration Statement on Form N-1A on December 27, 2002)

     (17) Any additional exhibits which the Registrant may wish to file.

          (a) Code of Ethics Revised 12/02 (Previously filed with
          Post-Effective Amendment No. 36 to Registration Statement on Form N-1A on December 27, 2002)

Item 17.  UNDERTAKINGS

          (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

          (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16 (12) of Form N-14 within a reasonable time after receipt of such opinion.



                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 27th day of June, 2003.

                                                TEMPLETON FUNDS, INC.
                                                  (Registrant)

                                              By:/s/DAVID P. GOSS
                                                 -----------------------------
                                                 David P. Goss, Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:



JEFFREY A. EVERETT*                         Chief Executive Officer -
------------------                          Investment Management
Jeffrey A. Everett                          Dated: June 27, 2003



JIMMY D. GAMBILL*                           Chief Executive Officer -
----------------                            Finance and Administration
Jimmy D. Gambill                            Dated: June 27, 2003


BRUCE S. ROSENBERG*                         Chief Financial Officer
------------------                          Dated: June 27, 2003
Bruce S. Rosenberg


HARRIS J. ASHTON*                           Director
----------------                            Dated: June 27, 2003
Harris J. Ashton


NICHOLAS F. BRADY*                          Director
-----------------                           Dated: June 27, 2003
Nicholas F. Brady


S. JOSEPH FORTUNATO*                        Director
---------------------                       Dated: June 27, 2003
S. Joseph Fortunato


ANDREW H. HINES, JR.*                       Director
----------------------                      Dated: June 27, 2003
Andrew H. Hines, Jr.


CHARLES B. JOHNSON*                        Director
--------------------                       Dated: June 27, 2003
Charles B. Johnson


RUPERT H. JOHNSON, JR.*                    Director
-----------------------                    Dated: June 27, 2003
Rupert H. Johnson, Jr.*


BETTY P. KRAHMER*                          Director
----------------                           Dated: June 27, 2003
Betty P. Krahmer


GORDON S. MACKLIN*                         Director
------------------                         Dated: June 27, 2003
Gordon S. Macklin


FRED R. MILLSAPS*                         Director
-----------------                         Dated: June 27, 2003
Fred R. Millsaps



*By:/s/DAVID P. GOSS
   -------------------------------
   David P. Goss, Attorney-in-Fact
  (Pursuant to Power of Attorney previously filed)





                              TEMPLETON FUNDS, INC.
                           N-14 REGISTRATION STATEMENT
                                  EXHIBIT INDEX


EXHIBIT NO.       DESCRIPTION                                                LOCATION
------------------------------------------------------------------------------------------------------
EX-99.(1)(a)      Restated Articles of Incorporation                            *

EX-99.(1)(b)      Articles of Amendment dated October 24, 1990                  *

EX-99.(1)(c)      Articles Supplementary dated October 16, 1993                 *

EX-99.(1)(d)      Articles of Amendment dated February 16, 1994                 *

EX-99.(1)(e)      Articles Supplementary dated April 13, 1995                   *

EX-99.(1)(f)      Articles of Amendment dated April 17, 1995                    *

EX-99.(1)(g)      Articles Supplementary dated October 25, 1995                 *

EX-99.(1)(h)      Articles Supplementary dated December 27, 1996                *

EX-99.(1)(i)      Articles Supplementary dated April 10, 1996                   *

EX-99.(1)(j)      Articles of Amendment dated December 23, 1998                 *

EX-99.(1)(k)      Articles Supplementary dated December 23, 1998                *

EX-99.(1)(l)      Articles Supplementary dated December 27, 2001                *

EX-99.(2)(a)      Amended and restated By-Laws dated October 11, 2002           *

EX-99.(6)(a)      Investment Management Agreement between Registrant on         *
                  behalf of Templeton World Fund and Templeton
                  Global Advisors Limited amended and restated
                  December 6, 1994

EX-99.(6)(b)      Investment Management Agreement between Registrant on         *
                  behalf of Templeton Foreign Fund and Templeton
                  Global Advisors Limited amended and restated
                  December 6, 1994

EX-99.(7)(a)      Amended and restated Distribution Agreement dated             *
                  April 1, 1999

EX-99.(7)(b)      Form of Dealer Agreement between Registrant and               *
                  Franklin Templeton Distributors, Inc. and Securities
                  Dealers

EX-99.(7)(c)      Amendment of Dealer Agreement dated May 15, 1998              *

EX-99.(9)(a)      Restated Custody Agreement between Registrant on behalf       *
                  of Templeton World Fund and JPMorgan Chase Bank
                  dated February 11, 1986

EX-99.(9)(b)      Restated Custody Agreement between Registrant on behalf       *
                  of Templeton Foreign Fund and JPMorgan Chase Bank
                  dated February 11, 1986

EX-99.(9)(c)      Amendment dated March 3, 1998 to the Custody Agreement        *

EX-99.(9)(d)      Amendment No. 2 dated July 23, 1998 to the Custody            *
                  Agreement

EX-99.(9)(e)      Amendment No. 3 dated May 1, 2001 to the Custody              *
                  Agreement

EX-99.(10)(a)     Templeton World Fund Plan of Distribution pursuant to         *
                  Rule 12b-1 Plan dated May 1, 1995

EX-99.(10)(b)     Templeton World Fund Class C Plan of Distribution             *
                  pursuant to Rule 12b-1 Plan dated May 1, 1995

EX-99.(10)(c)     Templeton Foreign Fund Plan of Distribution pursuant          *
                  Rule 12b-1 Plan dated May 1, 1995

EX-99.(10)(d)     Templeton Foreign Fund Class C Plan of Distribution           *
                  pursuant to Rule 12b-1 Plan dated May 1, 1995

EX-99.(10)(e)     Templeton World Fund and Templeton Foreign Fund Class B       *
                  Distribution Plan pursuant to Rule 12b-1 dated
                  October 17, 1998

EX-99.(10)(f)     Templeton Foreign Fund Class R Distribution Plan              *
                  pursuant to Rule 12b-1 dated January 1, 2002

EX-99.(10)(g)     Multiple Class Plan - Templeton World Fund dated              *
                  October 17, 1998

EX-99.(10)(h)     Multiple Class Plan - Templeton Foreign Fund dated            *
                  January 1, 2002

EX-99.(11)(a)     Opinion and Consent of Counsel                                *

EX-99.(12)(a)     Form of Opinion and Consent of Counsel Supporting             **
                  Tax Matters and Consequences to Shareholders

EX-99.(13)(a)     Fund Administration Agreement between Registrant and          *
                  Franklin Templeton Services, LLC dated June 1, 1997

EX-99.(13)(b)     Amended and restated Transfer Agent Agreement between         *
                  Registrant and Franklin Templeton Investor Services, LLC
                  dated July 1, 1996

EX-99.(13)(c)     Sub-Transfer Agent Agreement between Registrant,              *
                  Templeton Funds Trust Company and The Shareholder
                  Services Group, Inc. dated March 1, 1992

EX-99.(13)(d)     Sub-Accounting Services Agreement between Registrant,         *
                  Templeton Funds Trust Company, Financial Data Services
                  Inc. and Merrill Lynch, Pierce, Fenner and Smith Inc.
                  dated May 1, 1991

EX-99.(13)(e)     Sub-Transfer Agent Agreement between the Registrant on        *
                  behalf of Templeton Foreign Fund, and Fidelity
                  Investments Institutional Operations Company dated
                  July 1, 1993

EX-99.(13)(f)     Amendment to Fund Administration Agreement dated January      *
                  1, 2001

EX-99.(13)(g)     Amendment to Transfer Agent Agreement dated January 1,        *
                  2001

EX-99.(14)(a)     Consent of Independent Auditors                             Attached
                  PricewaterhouseCoopers LLC - Templeton Fund

EX-99.(14)(a)     Consent of Independent Auditors                             Attached
                  PricewaterhouseCoopers LLC - International Fund

EX-99.(16)(a)     Power of Attorney dated December 3, 2002                      *

EX-99.(17)(a)     Code of Ethics Revised 12/02                                  *


* Incorporated by reference.
** To be filed by amendment.